UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
July 31, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Growth Fund NSBAX NSBCX NSBFX NSBRX

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Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations 8
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 13
Report of Independent Registered Public Accounting Firm 14
Portfolio of Investments 15
Statement of Assets and Liabilities 18
Statement of Operations 19
Statement of Changes in Net Assets 20
Financial Highlights 22
Notes to Financial Statements 24
Important Tax Information 34
Additional Fund Information 35
Glossary of Terms Used in this Report 36
Annual Investment Management Agreement Approval Process 37
Liquidity Risk Management Program 44
Trustees and Officers 45

4
Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Persistently high inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-
19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal
Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating slower economic growth. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June,
July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to
3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 23, 2022

Important Notices
5
For Shareholders of
Nuveen Dividend Growth Fund
Sub-Adviser and Fund Name Changes
In August 2021, the Fund’s Board of Trustees approved an amended and restated sub-advisory agreement, effective on December
31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), the Fund’s investment adviser, and Nuveen Asset Management, LLC
(“NAM”), pursuant to which NAM replaced Santa Barbara Asset Management, LLC (“SBAM”) as the Fund’s sub-adviser. NAM and SBAM are both affiliates of NFAL and subsidiaries of Nuveen, LLC. In connection therewith, the Fund’s Board of Trustees also approved that the Fund be renamed Nuveen Dividend Growth Fund, effective November 30, 2021.
The Fund’s portfolio management teams and investment strategies were not affected by these changes.
Fund Reorganization
At a special meeting held on September 30, 2021, shareholders of the Fund approved the reorganization of the Fund (the
“Acquiring Fund”) with Nuveen Large-Cap Core Fund, (the “Target Fund”) (the “Reorganization”). The Reorganization became effective after the close of business on November 12, 2021.
Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the
Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring
Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the Reorganization. Details of the Reorganization are further described in Note 9 - Fund Reorganization.

6
Portfolio Managers’
Comments
Nuveen Dividend Growth Fund
This Fund features portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the
Funds’ investment adviser. David A. Chalupnik, CFA, and David S. Park, CFA, serve as portfolio managers.
Here the portfolio management team reviews economic and market conditions, key management strategies and the Fund’s performance for the twelve-month reporting period ended July 31, 2022. For more information on the Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the economy and market conditions during the twelve-month annual reporting period ended July 31,
2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in the first half of 2022. Overall, 2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for
COVID-19. However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected during the first half of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Interest rate, stock and bond price volatility increased as markets considered whether the Fed could cool inflation without putting the economy into a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies beginning in March of 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
Also, two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6% in the second quarter of 2022, according to the second estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. As of July 2022, the U.S. unemployment rate fell to 3.5%, its pre-pandemic low, and the economy has now recovered the 22 million jobs lost since the beginning of the pandemic.
The equity market appreciated in the first half of the reporting period; the S&P 500® Index returned 3.4%. The equity market's fourth quarter of 2021 was the strongest during the reporting period, but not the smoothest as inflation and monetary policy concerns drove a short, but intense bout of volatility mid-quarter. Investors were optimistic as the second half of the reporting period began, but uncertainty grew as inflation remained much more relevant than expected, energy prices spiked and most central banks accelerated plans to tighten monetary policy. Global and U.S. equity markets declined sharply during the second half of the reporting period. Over the twelve-month reporting period ended July 31, 2022, the MSCI EAFE Index returned -14.3% and the S&P
500® Index returned -4.6%.
Nuveen Dividend Growth Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund’s investment objective seeks an attractive total return comprised of income from dividends and long-term capital appreciation. The Fund’s security selection process is based on bottom-up fundamental analysis. Initially, companies are screened based on their dividend yields to identify potential candidates for investment. The fundamental research is then geared to identify those companies that appear positioned to grow their dividends over time. The investment management team strives to balance the portfolio across different sectors and industry groups.

7
During the reporting period, notable positions that were initiated included Walmart Inc. and Mastercard Inc. The investment management team sold securities or reduced positions in companies that no longer possessed favorable return profiles, as well as those that suspended or were projected to suspend their dividend or interest payments. Notable positions eliminated included CME
Group Inc. and Lockheed Martin Corp.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s Class A Shares at NAV significantly outperformed the S&P 500® Index for the reporting period. For purposes of this performance commentary, references to relative performance are in comparison to the S&P 500® Index.
The Fund’s outperformance for the reporting period was driven by an underweight in the communication services sector and favorable security selection in the information technology sector. A top individual contributor to relative performance was health care holding UnitedHealth Group Inc. The company reported earnings and revenue above consensus estimates and increased full-year guidance. The Fund continues to hold the stock as the company benefits from growing health care spending and pricing.
Energy sector holding Chevron Corp. also contributed to relative performance as the stock increased sharply, bolstered by higher oil prices. The company continued its disciplined capital spending and announced an increased dividend and share repurchase program. The Fund continues to hold its position in Chevron.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the energy and industrials sectors. Top individual detractors to relative performance included communication services holding Comcast Corp.. which reported disappointing results driven by increased competition from wireless carrier companies and flat broadband subscriber numbers. The Fund maintains its position in the stock given the company’s profitable growth across its business segments. Financial services holding Fidelity
National Information Services Inc. also detracted from relative performance. The company’s merchant solutions segment was disproportionately impacted by the Omicron COVID variant given the company’s exposure to the United Kingdom. The Fund continued to hold the stock because of its strong sustainable earnings and reliable dividend growth.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

8
Risk Considerations
Nuveen Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. Dividend-paying stocks, such as those held by the fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity.

Fund Performance, Expense Ratios and
Holdings Summaries
9
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

10
Nuveen Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
July 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 3/28/06 (0.04)% 11.63% 11.62% 0.92%
Class A Shares at maximum Offering Price 3/28/06 (5.79)% 10.32% 10.96% —
S&P 500® Index — (4.64)% 12.83% 13.80% —
Lipper Equity Income Funds Classification Average — (0.10)% 8.72% 10.31% —
Class C Shares 3/28/06 (0.79)% 10.80% 10.96% 1.67%
Class I Shares 3/28/06 0.22% 11.91% 11.91% 0.67%
Total Returns as of
July 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class R6 Shares 3/25/13 0.28% 11.98% 11.50% 0.62%

11
Growth of an Assumed $10,000 Investment as of July 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
12
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98.7%
Repurchase Agreements 1.3%
Other Assets Less Liabilities 0.0%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
IT Services 8.2%
Software 6.3%
Health Care Providers & Services 6.2%
Technology Hardware, Storage
& Peripherals 5.8%
Semiconductors &
Semiconductor Equipment 5.8%
Health Care Equipment &
Supplies 5.0%
Communications Equipment 4.7%
Specialty Retail 4.6%
Chemicals 4.5%
Oil, Gas & Consumable Fuels 4.2%
Insurance 4.1%
Biotechnology 3.0%
Electric Utilities 2.9%
Capital Markets 2.8%
Multi-Utilities 2.8%
Hotels, Restaurants & Leisure 2.5%
Banks 2.4%
Road & Rail 2.3%
Consumer Finance 2.2%
Electrical Equipment 2.1%
Other 16.3%
Repurchase Agreements 1.3%
Other Assets Less Liabilities 0.0%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 6.3%
Apple Inc 5.8%
UnitedHealth Group Inc 4.1%
Accenture PLC, Class A 3.3%
Broadcom Inc 3.1%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Expense
Examples
13
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2022.
The beginning of the period is February 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Growth Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 941.29 $ 937.81 $ 942.87 $ 942.59
Expenses Incurred During the Period $ 4.38 $ 7.98 $ 2.94 $ 3.18
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.28 $ 1,016.56 $ 1,021.77 $ 1,021.52
Expenses Incurred During the Period $ 4.56 $ 8.30 $ 3.06 $ 3.31
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.91%, 1.66%, 0.61% and 0.66% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

14
Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Dividend
Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Nuveen Dividend Growth Fund (one of the funds constituting Nuveen Investment Trust II, referred to hereafter as the
"Fund") as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statement of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

15
Nuveen Dividend Growth Fund
Portfolio of Investments July 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
X
5,885,870,678 COMMON STOCKS - 98.7%
X 5,885,870,678
Banks - 2.4%
1,266,952 JPMorgan Chase & Co $ 146,155,583
Beverages - 2.0%
679,321 PepsiCo Inc 118,854,002
Biotechnology - 3.0%
1,264,315 AbbVie Inc 181,441,846
Building Products - 1.8%
723,890 Trane Technologies PLC 106,404,591
Capital Markets - 2.8%
2,399,571 Charles Schwab Corp 165,690,377
Chemicals - 4.5%
867,193 International Flavors & Fragrances Inc 107,575,292
523,155 Linde PLC 157,992,810
Total Chemicals 265,568,102
Communications Equipment - 4.7%
2,404,077 Cisco Systems Inc 109,072,973
724,906 Motorola Solutions Inc 172,955,323
Total Communications Equipment 282,028,296
Consumer Finance - 2.2%
836,239 American Express Co 128,797,531
Containers & Packaging - 1.3%
554,995 Packaging Corp of America 78,037,847
Electric Utilities - 2.9%
2,060,774 NextEra Energy Inc 174,114,795
Electrical Equipment - 2.1%
829,439 Eaton Corp PLC 123,080,453
Equity Real Estate Investment Trusts (REITs) - 1.6%
1,544,498 Duke Realty Corp 96,623,795
Food & Staples Retailing - 1.9%
838,372 Walmart Inc 110,707,023
Food Products - 1.9%
1,725,231 Mondelez International Inc, Class A 110,483,793
Health Care Equipment & Supplies - 5.0%
939,611 Abbott Laboratories 102,267,261
1,736,735 Baxter International Inc 101,876,875
1,016,839 Medtronic PLC 94,077,945
Total Health Care Equipment & Supplies 298,222,081

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
July 31, 2022
16
Shares Description (1) Value
Health Care Providers & Services - 6.2%
272,924 Elevance Health Inc $ 130,212,040
446,596 UnitedHealth Group Inc 242,206,875
Total Health Care Providers & Services 372,418,915
Hotels, Restaurants & Leisure - 2.5%
571,295 McDonald's Corp 150,461,964
Industrial Conglomerates - 2.0%
635,731 Honeywell International Inc 122,352,788
Insurance - 4.1%
576,493 Chubb Ltd 108,749,640
823,919 Marsh & McLennan Cos Inc 135,089,759
Total Insurance 243,839,399
IT Services - 8.2%
644,168 Accenture PLC, Class A 197,282,892
1,369,468 Fidelity National Information Services Inc 139,904,851
425,665 Mastercard Inc, Class A 150,596,020
Total IT Services 487,783,763
Media - 1.9%
3,050,185 Comcast Corp, Class A 114,442,941
Multi-Utilities - 2.8%
1,591,870 WEC Energy Group Inc 165,252,025
Oil, Gas & Consumable Fuels - 4.2%
932,931 Chevron Corp 152,795,439
1,085,772 Phillips 66 96,633,708
Total Oil, Gas & Consumable Fuels 249,429,147
Road & Rail - 2.3%
610,388 Union Pacific Corp 138,741,192
Semiconductors & Semiconductor Equipment - 5.8%
343,108 Broadcom Inc 183,727,472
892,755 Texas Instruments Inc 159,704,942
Total Semiconductors & Semiconductor Equipment 343,432,414
Software - 6.3%
1,330,683 Microsoft Corp 373,575,945
Specialty Retail - 4.6%
814,150 Lowe's Cos Inc 155,934,150
1,983,438 TJX Cos Inc 121,307,068
Total Specialty Retail 277,241,218
Technology Hardware, Storage & Peripherals - 5.8%
2,146,179 Apple Inc 348,775,549

17
Shares Description (1) Value
Tobacco - 1.9%
1,151,964 Philip Morris International Inc $ 111,913,303
Total Long-Term Investments (cost $3,794,731,315) 5,885,870,678
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.3%
X 76,765,654 REPURCHASE AGREEMENTS - 1.3%
X 76,765,654
$ 76,766 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price
$76,768,533, collateralized by $50,000,000, U.S. Treasury
Notes, 1.750%, due 1/31/29, value $47,136,700;
$12,391,800, U.S. Treasury Notes, 2.625%, due 2/15/29,
value $12,468,496; $11,968,900, U.S. Treasury Inflation
Index Government Bonds, 2.500%, due 1/15/29, value
$18,695,799
0.450% 8/01/22 $ 76,765,654
Total Short-Term Investments (cost $76,765,654) 76,765,654
Total Investments (cost $ 3,871,496,969 ) - 100 .0% 5,962,636,332
Other Assets Less Liabilities - 0.0% 2,292,901
Net Assets - 100% $ 5,964,929,233
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
See accompanying notes to financial statements

Statement of Assets and Liabilities
July 31, 2022
See accompanying notes to financial statements.
18
Dividend
Growth
Assets
Long-term investments, at value
†
$ 5,885,870,678
Short-term investments, at value
◊
76,765,654
Receivable for dividends 7,236,953
Receivable for due from affiliate 144,729
Receivable for interest 2,879
Receivable for investments sold 90,676,180
Receivable for reclaims 269
Receivable for shares sold 1,236,932
Other assets 357,777
Total assets 6,062,292,051
Liabilities
Payable for shares redeemed 92,604,345
Accrued expenses:
Management fees 2,899,840
Trustees fees 354,131
12b-1 distribution and service fees 429,857
Other 1,074,645
Total liabilities 97,362,818
Net assets $ 5,964,929,233
†
Long-term investments, cost $ 3,794,731,315
◊
Short-term investments, cost $ 76,765,654
Dividend
Growth
Class A Shares
Net Assets $ 932,554,845
Shares outstanding 18,092,178
Net asset value ("NAV") per share $ 51.54
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 54.68
Class C Shares
Net Assets $ 295,522,338
Shares outstanding 5,736,094
NAV and offering price per share $ 51.52
Class R6 Shares
Net Assets $ 2,394,117,106
Shares outstanding 46,000,755
NAV and offering price per share $ 52.05
Class I Shares
Net Assets $ 2,342,734,944
Shares outstanding 45,516,254
NAV and offering price per share $ 51.47
Fund level net assets consist of:
Capital paid-in $ 3,775,610,366
Total distributable earnings (loss) 2,189,318,867
Fund level net assets $ 5,964,929,233
Authorized shares - per class Unlimited
Par value per share $   0.01

Statement of Operations
July 31, 2022
See accompanying notes to financial statements.
19
Dividend
Growth
Investment Income
Dividends $ 124,250,017
Interest 34,244
Payment from affiliate 712,357
Total Investment Income 124,996,618
Expenses
–
Management fees 37,654,476
12b-1 service fees - Class A Shares 2,315,252
12b-1 distribution and service fees - Class C Shares 3,197,286
Shareholder servicing agent fees 1,974,898
Interest expense 10,635
Custodian expenses 441,266
Trustees fees 196,057
Professional fees 250,114
Shareholder reporting expenses 220,491
Federal and state registration fees 71,779
Other 91,057
Total expenses 46,423,311
Net investment income (loss) 78,573,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 226,254,395
Change in net unrealized appreciation (depreciation) of investments (297,937,018)
Net realized and unrealized gain (loss) (71,682,623)
Net increase (decrease) in net assets from operations $ 6,890,684

Statement of Changes in Net Assets
See accompanying notes to financial statements.
20
Dividend Growth
Year Ended
7/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 78,573,307 $ 77,762,159
Net realized gain (loss) from investments 226,254,395 44,828,299
Change in net unrealized appreciation (depreciation) of investments (297,937,018) 1,281,576,719
Net increase (decrease) in net assets from operations 6,890,684 1,404,167,177
Distributions to Shareholders
Dividends:
Class A Shares (30,815,475) (30,034,023)
Class C Shares (7,905,491) (12,159,271)
Class R3 Shares
(1)
— (381,530)
Class R6 Shares (109,070,360) (113,151,114)
Class I Shares (88,393,902) (96,179,862)
Decrease in net assets from distributions to shareholders (236,185,228) (251,905,800)
Fund Share Transactions
Fund Reorganization 442,930,136 —
Proceeds from sale of shares 662,683,915 3,387,084,842
Proceeds from shares issued to shareholders due to reinvestment of distributions 188,070,719 197,786,877
1,293,684,770 3,584,871,719
Cost of shares redeemed (1,639,316,786) (1,131,746,469)
Net increase (decrease) in net assets from Fund share transactions (345,632,016) 2,453,125,250
Net increase (decrease) in net assets (574,926,560) 3,605,386,627
Net assets at the beginning of period 6,539,855,793 2,934,469,166
Net assets at the end of period $ 5,964,929,233 $ 6,539,855,793
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights
22
Dividend Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 53.39 $ 0.55 $ (0.49) $ 0.06 $ (0.56) $ (1.35) $ (1.91) $ 51.54
2021 43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
2020 44.21 0.61 2.28 2.89 (0.67) (3.11) (3.78) 43.32
2019 42.61 0.65 3.49 4.14 (0.60) (1.94) (2.54) 44.21
2018 38.84 0.58 4.98 5.56 (0.56) (1.23) (1.79) 42.61
Class
C
2022 53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52
2021 43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
2020 44.16 0.29 2.29 2.58 (0.35) (3.11) (3.46) 43.28
2019 42.53 0.34 3.49 3.83 (0.26) (1.94) (2.20) 44.16
2018 38.77 0.27 4.98 5.25 (0.26) (1.23) (1.49) 42.53
Class
R6
2022 53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05
2021 43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
2020 44.62 0.75 2.30 3.05 (0.82) (3.11) (3.93) 43.74
2019 43.03 0.78 3.54 4.32 (0.79) (1.94) (2.73) 44.62
2018 39.19 0.70 5.04 5.74 (0.67) (1.23) (1.90) 43.03
Class
I
2022 53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47
2021 43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
2020 44.17 0.72 2.28 3.00 (0.78) (3.11) (3.89) 43.28
2019 42.64 0.75 3.49 4.24 (0.77) (1.94) (2.71) 44.17
2018 38.87 0.68 4.99 5.67 (0.67) (1.23) (1.90) 42.64
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
N/A Fund did not have Payment from Affiliates for periods prior to the fiscal year ended July 31, 2021.

See accompanying notes to financial statements.
23
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000) Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 0 .04 ) % ( 0 .05 ) % $ 932,555 0 .91% 1 .04% 1 .03% 17%
28 .85 28 .85 837,090 0 .92 1 .29 1 .29 15
6 .54 N/A 624,209 0 .95 1 .42 N/A 25
10 .29 N/A 497,332 0 .96 1 .57 N/A 31
14 .56 N/A 464,170 0 .96 1 .42 N/A 28
( 0 .79 ) ( 0 .80 ) 295,522 1 .66 0 .29 0 .28 17
27 .89 27 .89 305,518 1 .67 0 .55 0 .55 15
5 .75 N/A 328,375 1 .70 0 .67 N/A 25
9 .46 N/A 499,839 1 .71 0 .82 N/A 31
13 .70 N/A 491,639 1 .71 0 .67 N/A 28
0 .28 0 .27 2,394,117 0 .61 1 .34 1 .33 17
29 .24 29 .24 3,103,203 0 .62 1 .57 1 .57 15
6 .86 N/A 69,249 0 .64 1 .73 N/A 25
10 .66 N/A 80,768 0 .65 1 .88 N/A 31
14 .91 N/A 64,717 0 .64 1 .69 N/A 28
0 .22 0 .21 2,342,735 0 .66 1 .29 1 .28 17
29 .15 29 .15 2,294,045 0 .67 1 .54 1 .54 15
6 .82 N/A 1,901,783 0 .70 1 .67 N/A 25
10 .57 N/A 2,072,824 0 .71 1 .82 N/A 31
14 .84 N/A 2,131,227 0 .71 1 .66 N/A 28

24
Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund, (“Dividend Growth”), (the “Fund”), as a diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period
The end of the reporting period for the Fund is July 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended
July 31, 2022 (the "current fiscal period").
Fund Reorganization
At a special meeting held on September 30, 2021, shareholders of the Fund approved the reorganization of the Fund (the “Acquiring Fund”) with
Nuveen Large-Cap Core Fund, (the “Target Fund”) (the “Reorganization”). The Reorganization became effective after the close of business on
November 12, 2021.
Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the Reorganization. Details of the Reorganization are further described in Note
9 - Fund Reorganization.
Investment Adviser and Sub-Adviser
The Fund’s investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. As of December 31, 2021, the Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolio of the
Fund. Prior to December 31, 2021, the Adviser had entered into a sub-advisory agreement with Santa Barbara Asset Management (“Santa Barbara”).
Sub-Adviser and Fund Name Changes
In August 2021, the Fund’s Board of Trustees (the “Board”) approved an amended and restated sub-advisory agreement, effective on December 31,
2021, between the Adviser and NAM, pursuant to which NAM replaced Santa Barbara as the Fund’s sub-adviser. NAM and Santa Barbara are both affiliates of the Adviser and subsidiaries of Nuveen. In connection therewith, the Board also approved that the Fund be renamed Nuveen Dividend
Growth Fund, effective November 30, 2021.
The Fund’s portfolio management teams and investment strategies were not affected by these changes.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the

25
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are

26
Notes to Financial Statements
(continued)
not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:

27
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Investment Transactions
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 5,885,870,678 $ – $ – $ 5,885,870,678
Short-Term Investments:
Repurchase Agreements – 76,765,654 – 76,765,654
Total
$ 5,885,870,678 $ 76,765,654 $ – $ 5,962,636,332
* Refer to the Fund's Portfolio of Investments for industry classifications.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $     76,765,654 $     (78,300,995)
Fund
Purchases Sales
Dividend Growth
$ 1,089,036,637 $ 2,008,639,306

28
Notes to Financial Statements
(continued)
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/22
Year Ended
7/31/21
Dividend Growth Shares Amount Shares Amount
Shares issued in the Reorganization:
(1)
Class A 1,910,902 $104,704,398 — $—
Class C 1,189,392 65,126,524 — —
Class R3
(2)
— — — —
Class R6 33,880 1,874,813 — —
Class I 4,956,627 271,224,401 — —
Shares sold:
Class A 2,703,008 144,719,841 3,266,542 157,028,203
Class A - automatic conversion of Class C Shares 549 28,636 20,661 1,037,900
Class A - automatic conversion of Class R3 Shares — — 198,562 10,392,748
Class C 548,434 29,331,390 816,810 38,953,736
Class R3
(2)
— — 19,961 955,579
Class R6 3,762,580 200,835,306 61,913,458 2,841,839,998
Class I 5,409,414 287,768,742 7,058,483 336,876,678
Shares issued to shareholders due to reinvestment of distributions:
Class A 369,956 19,976,815 409,696 19,105,787
Class C 100,052 5,435,818 188,278 8,692,087
Class R3
(2)
— — 7,612 354,578
Class R6 1,990,345 108,488,162 2,369,435 112,480,628
Class I 1,005,506 54,169,924 1,226,084 57,153,797
23,980,645 1,293,684,770 77,495,582 3,584,871,719
Shares redeemed:
Class A (2,571,081) (136,277,799) (2,624,692) (123,865,043)
Class C (1,830,538) (97,223,161) (2,842,387) (135,825,160)
Class C - automatic conversion to Class A Shares (550) (28,636) (20,678) (1,037,900)
Class R3
(2)
— — (79,041) (3,700,510)
Class R3 - automatic conversion to Class A Shares — — (196,982) (10,392,748)
Class R6 (17,334,532) (934,619,369) (8,317,493) (417,212,298)
Class I (8,869,820) (471,167,821) (9,215,552) (439,712,810)
(30,606,521) (1,639,316,786) (23,296,825) (1,131,746,469)
Net increase (decrease) (6,625,876) $(345,632,016) 54,198,757 $2,453,125,250
29
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to tax equalization, reorganization adjustments and return of capital and long-
term capital gain distributions received from portfolio investments. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the
Adviser.
(1) Refer to Note 9 - Fund Reorganization for further details.
(2) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,880,015,367 $ 2,177,064,379 $ (94,443,414) $ 2,082,620,965
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ 26,363,262 $ 80,334,640 $ 2,082,620,965 $ — $ — $ — $ 2,189,318,867
7/31/22 7/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Dividend Growth
$ 136,200,550 $ 99,984,678 $ 72,999,270 $ 178,906,530

30
Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of July 31, 2022, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses of the Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% of the average daily net assets of any class of Fund shares. However, because Class R6
Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Fund receives voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized as "Payment from affiliate" on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
Average Daily Net Assets Dividend Growth
For the first $125 million 0.5000%
For the next $125 million 0.4875
For the next $250 million 0.4750
For the next $500 million 0.4625
For the next $1 billion 0.4500
For the next $3 billion 0.4250
For the next $2.5 billion 0.4000
For the next $2.5 billion 0.3875
For net assets over $10 billion 0.3750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Dividend Growth
0 .1567%

31
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares
Certain funds advised by Teachers Advisors, LLC, which are deemed affiliated investments, may invest in the Fund. As of the end of the reporting period, the percentage of Fund shares owned by other affiliates are as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Growth
$ — $ 224,157,435 $ 20,081,071
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Dividend Growth
$ 494,025 $ 447,543
Fund
Commission
Advances
(Unaudited)
Dividend Growth
$ 350,927
Fund
12b-1 Fees
Retained
(Unaudited)
Dividend Growth
$ 454,308
Fund
CDSC
Retained
(Unaudited)
Dividend Growth
$ 32,927
Dividend
Growth
TIAA-CREF Lifecycle Retirement Income Fund —%*
TIAA-CREF Lifecycle 2010 Fund 1
TIAA-CREF Lifecycle 2015 Fund 1
TIAA-CREF Lifecycle 2020 Fund 2
TIAA-CREF Lifecycle 2025 Fund 3
TIAA-CREF Lifecycle 2030 Fund 4
TIAA-CREF Lifecycle 2035 Fund 5
TIAA-CREF Lifecycle 2040 Fund 7

32
Notes to Financial Statements
(continued)
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes (other than on-going leveraging for investment purposes.) Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.
9. Fund Reorganization
The Reorganization as previously described in Note 1 - General Information was structured to qualify as a tax-free reorganization under the Internal
Revenue Code for federal income tax purposes, and the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. Such a distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.
Investments of the Target Fund
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the Reorganization, were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Dividend
Growth
TIAA-CREF Lifecycle 2045 Fund 5
TIAA-CREF Lifecycle 2050 Fund 4
TIAA-CREF Lifecycle 2055 Fund 2
TIAA-CREF Lifecycle 2060 Fund 1
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund —*
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund —*
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund —*
TIAA-CREF Managed Allocation Fund 1
* Rounds to less than 1%
Nuveen Large
Cap Core Fund
Cost of investments $375,168,880
Fair value of investments 442,503,012
Net unrealized appreciation (depreciation) of investments 67,334,132

33
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
Pro Forma Results of Operations
The beginning of the current fiscal period of the Target Fund was September 1, 2021. Assuming the Reorganization had been completed on August
1, 2021, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the Fund’s current fiscal period are as follows:
Because the combined investment portfolios for the Acquiring Fund have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Statement of
Operations for the Acquiring Fund since the Reorganization was consummated.
Cost and Expenses
In connection with the Reorganization, the Acquiring Fund incurred certain associated costs and expenses. Such amounts were included as a component of “Accrued other expenses” on the Statement of Assets and Liabilities and “Other expenses” on the Statement of Operations.
Target Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Nuveen Large Cap Core Fund
Class A 3,127,507 $104,704,398 $33.48
Class C 2,009,041 65,126,524 32.42
Class R6 56,330 1,874,813 33.28
Class I 8,137,050 271,224,401 33.33
Acquiring Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Nuveen Dividend Growth
Class A 16,095,763 $881,936,774 $54.79
Class C 5,485,701 300,375,457 54.76
Class R6 53,858,788 2,980,384,496 55.34
Class I 42,857,537 2,345,142,768 54.72
Acquiring Fund - After Reorganization
Shares
Outstanding Net Assets
NAV
per Share
  Nuveen Dividend Growth
Class A 18,006,665 $986,641,172 $54.79
Class C 6,675,093 365,501,981 54.76
Class R6 53,892,668 2,982,259,309 55.34
Class I 47,814,164 2,616,367,169 54.72
Acquiring Fund - Pro Forma Results from Operations
Nuveen
Dividend Growth
Net investment income (loss) $79,099,387
Net realized and unrealized gains (losses) (48,296,632)
Change in net assets resulting from operations 30,802,755

34
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net Long-Term
Capital Gains
Dividend Growth $ 114,855,196
Fund Percentage
Dividend Growth
88 .8%
Fund Percentage
Dividend Growth
82 .6%

35
Additional Fund Information
(Unaudited)
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-
9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended July 31, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

36
Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Equity Income Funds Classification Average:
Represents the average annualized total returns for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P 500
®
Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Annual Investment Management
Agreement Approval Process
(Unaudited)
37
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940
Act”)) (the “Independent Board Members”), approved the renewal of the management agreement (the “Investment Management Agreement”) with
Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to the Fund and the sub-advisory agreement
(the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-
adviser to the Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and Sub-Advisory Agreement
on behalf of the Fund on an annual basis. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams;
compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

38
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreement and the Sub-Advisory
Agreement separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Fund.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

39
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board

40
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Fund as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to the Fund are summarized below.
The Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one-year periods and first quartile for the three- and five-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
41
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.
The Independent Board Members noted that the Fund had a net management fee and a net expense ratio that were below the respective peer average.
Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board recognized that the Fund had an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.

42
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the permanent expense cap applicable to the Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.

43
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted, however, that the Sub-Adviser reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions. In addition, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed.

44
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

45
Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140

46
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140

47
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
140

48
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

49
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.

50
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-DG-0722P 2399424-INV-Y-09/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

Mutual Funds
Nuveen Equity Funds
July 31, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Global Dividend Growth Fund NUGAX NUGCX — NUGIX
Nuveen International Dividend Growth Fund NUIAX NUICX — NUIIX
Nuveen International Growth Fund NBQAX NBQCX NBQFX NBQIX
Nuveen International Small Cap Fund NWAIX NWSCX NWIFX NWPIX
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If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE
Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations 10
Fund Performance, Expense Ratios and Holdings Summaries 11
Expense Examples 24
Report of Independent Registered Public Accounting Firm 26
Portfolios of Investments 27
Statement of Assets and Liabilities 40
Statement of Operations 42
Statement of Changes in Net Assets 43
Financial Highlights 45
Notes to Financial Statements 53
Important Tax Information 67
Additional Fund Information 68
Glossary of Terms Used in this Report 69
Annual Investment Management Agreement Approval Process 70
Liquidity Risk Management Program 77
Trustees and Officers 78
4
Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Persistently high inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-
19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal
Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating slower economic growth. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June,
July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to
3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 23, 2022
Important Notices
5
For Shareholders of
Nuveen Global Dividend Growth Fund
Nuveen International Dividend Growth Fund
Nuveen International Growth Fund
Nuveen International Small Cap Fund
Sub-Adviser and Fund Name Changes
Nuveen Global Dividend Growth Fund and Nuveen International Dividend Growth Fund
In August 2021, the Funds’ Board of Trustees approved amended and restated sub-advisory agreements, effective on December 31,
2021, between Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM replaced Santa Barbara Asset Management, LLC (“SBAM”) as each Fund’s sub-adviser. NAM and SBAM are both affiliates of NFAL and subsidiaries of Nuveen, LLC. The Funds’ portfolio management teams and investment strategies were not affected by these changes. In connection therewith, the Funds’ Board of Trustees also approved the following name changes, effective November 30, 2021:
• Nuveen Santa Barbara Global Dividend Growth Fund to Nuveen Global Dividend Growth Fund
• Nuveen Santa Barbara International Dividend Growth Fund to Nuveen International Dividend Growth Fund
Nuveen International Small Cap Fund
On September 20, 2021, the Fund’s Board of Trustees approved an amended and restated sub-advisory agreement, effective on
December 1, 2021, between NFAL and NAM, pursuant to which NAM replaced Winslow Capital Management, LLC (“Winslow”)
as the Fund’s sub-adviser. NAM and Winslow are both affiliates of NFAL and subsidiaries of Nuveen, LLC. The Fund’s portfolio management teams and investment strategies were not affected by these changes. In connection therewith, the Fund’s Board of
Trustees also approved that the Fund be renamed Nuveen International Small Cap Fund, effective December 1, 2021.
Fund Reorganization
During August 2022, the Funds’ Board of Trustees approved the reorganization of the Nuveen International Growth Fund (the
“Target Fund”) into the TIAA-CREF International Opportunities Fund (the “Acquiring Fund”) (the “Reorganization”). In order for the
Reorganization to occur, it must be approved by shareholders of the Target Fund.
6
Portfolio Managers’ Comments
Nuveen Global Dividend Growth Fund
Nuveen International Dividend Growth Fund
Nuveen International Growth Fund
Nuveen International Small Cap Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. David A. Chalupnik, CFA, and David S. Park, CFA, serve as portfolio managers for the Nuveen
Global Dividend Growth Fund and Nuveen International Dividend Growth Fund. Jason Campbell and Dan Roberts serve as portfolio managers for the Nuveen International Growth Fund. Adam J. Kuhlmann and Dean G. DuMonthier, CFA, serve as portfolio managers for the Nuveen International Small Cap Fund.
Here the portfolio management teams review economic and market conditions, key management strategies and the Funds'
performance for the twelve-month reporting period ended July 31, 2022. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the economy and market conditions during the twelve-month annual reporting period ended July 31,
2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in the first half of 2022. Overall, 2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for
COVID-19. However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected during the first half of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Interest rate, stock and bond price volatility increased as markets considered whether the Fed could cool inflation without putting the economy into a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies beginning in March of 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
Also, two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6% in the second quarter of 2022, according to the second estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. As of July 2022, the U.S. unemployment rate fell to 3.5%, its pre-pandemic low, and the economy has now recovered the 22 million jobs lost since the beginning of the pandemic.
The equity market appreciated in the first half of the reporting period; the S&P 500® Index returned 3.4%. The equity market's fourth quarter of 2021 was the strongest during the reporting period, but not the smoothest as inflation and monetary policy concerns drove a short, but intense bout of volatility mid-quarter. Investors were optimistic as the second half of the reporting period began, but uncertainty grew as inflation remained much more relevant than expected, energy prices spiked and most central banks accelerated plans to tighten monetary policy. Global and U.S. equity markets declined sharply during the second half of the reporting period. Over the twelve-month reporting period ended July 31, 2022, the MSCI EAFE Index (Net) returned -14.3% and the
S&P 500® Index returned -4.6%.
7
Nuveen Global Dividend Growth Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund’s investment objective seeks an attractive total return comprised of income from dividends and long-term capital appreciation. The Fund’s security selection process is based on bottom-up fundamental analysis. Initially, companies are screened based on their dividend yields to identify potential candidates for investment. The fundamental research is then geared to identify those companies that appear positioned to grow their dividends over time. The investment management team strives to balance the portfolio across different sector and industry groups.
During the reporting period, notable positions that were initiated included Duke Realty Corp, WEC Energy Group Inc. and Eaton
Corp Plc. The Fund sold securities or reduced positions in companies that no longer provided favorable return profiles. Notable positions eliminated during the reporting period included Snam SpA and AT&T Inc.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s Class A Shares at NAV significantly outperformed the MSCI World Index (Net) for the reporting period. For purposes of this performance commentary, references to relative performance are in comparison to the MSCI World Index (Net).
During the reporting period, outperformance was driven by favorable security selection in the information technology sector and an underweight and favorable security selection in the communication services sector. A top individual contributor to relative performance was information technology sector holding Broadcom Inc. which outperformed over the reporting period. The global semiconductor and software solutions company reported earnings results that outpaced estimates. The Fund continues to hold the stock as the company benefits from secular 5G tailwinds and from the stability of its growing software business.
Partially offsetting the Fund’s outperformance were several individual holdings, including consumer discretionary company Adidas
AG. The stock underperformed as concerns about the financial strength of the consumer impacted sentiment for a number of global brands and retailers. The Fund maintains its position in the stock as the company continues to execute against its strategic plan and remains committed to strong dividend growth.
Nuveen International Dividend Growth Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund’s investment objective seeks an attractive total return comprised of income from dividends and long-term capital appreciation. The Fund’s security selection process is based on bottom-up fundamental analysis. Initially, companies are screened based on their dividend yields to identify potential candidates for investment. The fundamental research is then geared to identify those companies that appear positioned to grow their dividends over time. The investment management team strives to balance the portfolio across different sector and industry groups.
During the reporting period, notable positions that were initiated included British Land Co. PLC and Canada National Railway
Company. The investment management team chose to sell securities or reduce positions in companies that no longer possessed favorable return profiles, as well as those that suspended or were projected to suspend their dividend or interest payments.
Singaporean real estate management and development company CapitaLand Ltd. was eliminated during the reporting period.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s Class A Shares at NAV significantly outperformed the MSCI EAFE Index (Net) for the reporting period. For the purposes of this performance commentary, references to relative performance are in comparison to the MSCI EAFE Index (Net).
The Fund’s outperformance for the reporting period was driven by favorable security selection in the industrials and financial sectors.
Health care holding Novo Nordisk A/S was a top contributor to relative performance. During the reporting period, the company’s financial results exceeded expectations as a result of its obesity and diabetes drugs. The Fund continues to hold Novo Nordisk given its strong lineup of drugs and its research and development pipeline. Industrial sector holding BAE Systems PLC also contributed to relative performance. The stock benefited from the company’s increased focus on aerospace and defense development since the onset of the Russia-Ukraine war. The Fund continues to hold the position.
Portfolio Managers’ Comments
(continued)
8
Partially offsetting the Fund’s outperformance was unfavorable security selection in the consumer discretionary sector. Consumer discretionary holding Adidas AG underperformed as concern increased about the strength of the consumer and impacted sentiment for a number of global brands and retailers. The Fund maintains its position in the stock as the company continues to execute its strategic plan and strong dividend growth. Health care sector holding Hikma Pharmaceuticals PLC also detracted from relative performance. The stock underperformed given the company’s unexpected CEO resignation announcement. The Fund maintains its position as valuation remains attractive.
Nuveen International Growth Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund seeks long-term capital appreciation utilizing a geographically, economically and demographically diversified strategy by investing primarily in non-U.S. equity securities of varying market capitalizations.
During the reporting period, the Fund remained tilted toward quality growth companies. The investment management team’s security selection resulted in notable increases to the consumer staples, industrials and energy sectors and notable decreases to the information technology and communication services sectors. On a country basis, the Fund’s exposure increased most in Switzerland,
Norway, the U.S. and Italy, but decreased most in China, Brazil, Israel and Australia. Overall, the Fund’s developed market exposure increased and emerging market exposure decreased. The Fund did not invest in any initial public offerings (IPOs) during the reporting period, but did participate in two secondary offerings for Flutter Entertainment Plc in August 2021 and for Australia and
New Zealand Banking Group Limited in July 2022.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s Class A Shares at NAV significantly underperformed the MSCI ACWI ex USA Index (Net) for the reporting period. For purposes of this performance commentary, references to relative performance are in comparison to the MSCI ACWI ex USA Index
(Net).
The Fund’s underperformance was mainly attributable to unfavorable stock selection, most notably in several developed market countries including Canada, the U.K., Germany and Japan, as well as in emerging market country Brazil. The greatest individual laggard for the reporting period was Brazilian financial services and digital payments company PagSeguro Digital Ltd. The Brazilian
Central Bank initiated a public hearing on changing how prepaid cards work, proposing an interchange cap and reducing the payment cycle. Shares sold off as these changes could potentially have a large impact on operating results. The Fund continued
to own PagSeguro Digital at the end of the reporting period given the company’s impressive growth trends as it captures market share within both its payments platform and digital financial services. French nursing home operator Orpea SA also detracted from the Fund’s relative performance. Shares sold off sharply in January 2022 following the release of an article that previewed excerpts from a soon-to-be-published book accusing the company of negligent treatment of its elderly residents. Although Orpea denied the allegations, the company replaced its chief executive officer and appointed two independent firms to carry out assessments of its practices. The Fund sold Orpea before the end of the reporting period.
Offsetting some of the relative underperformance was the Fund’s lack of exposure to Russia and favorable stock selection in Norway and the energy sector. The Fund’s top individual relative performer was Norwegian integrated oil and gas company Equinor ASA, which rallied as a result of rising energy prices. The Fund maintained a position in Equinor at the end of the reporting period.
Nuveen International Small Cap Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund seeks to provide long-term capital appreciation by investing in non-U.S. small-cap companies, diversified by region and sector.
During the reporting period, the Fund maintained its active exposure to growth and profitability while underweighting lower quality exposures. In addition, the defensive exposure was increased while the cyclical exposure was decreased as market dynamics started to deteriorate. From a sector perspective, the portfolio maintained an overweight to the information technology and health care sectors while decreasing exposure in the financials and consumer discretionary sectors. The investment management team continued to use its systematic approach to discover companies undergoing fundamental change with attractive valuations, combined with fundamental research to identify the competitive advantage and sustainability of the investment opportunity.
9
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s Class A Shares at NAV outperformed the MSCI World ex USA Small Cap Index (Net) for the reporting period. For purposes of this performance commentary, references to relative performance are in comparison to the MSCI World ex USA Small
Cap Index (Net).
The Fund’s outperformance was driven by favorable regional positioning, including an overweight to Canada and an underweight to Sweden. Canada outperformed for the reporting period because of its commodity exposures while Sweden was one of the worst performing countries due to high inflation and a slowing housing market. Individual stock selection was strongest in Europe and the
United Kingdom. Sector allocation benefited the portfolio’s relative performance with an underweight in the materials sector and an overweight in the energy sector. Stock selection within the industrials and information technology sectors also served to benefit the Fund’s relative performance. Energy sector holding, Tourmaline Oil Corp., an exploration and production company focused on natural gas properties in the Western Canadian Sedimentary Basin, performed well during the reporting period. Over the last
18 months, the company made a number of acquisitions that allowed it to generate cash and pay down debt. Additionally, stock performance benefited from natural gas price increases during the period. The position was sold as the market capitalization grew too large for the Fund’s mandate.
Partially offsetting the Fund’s outperformance was an overweight in the United Kingdom, which underperformed during the reporting period. In addition, stock selection was challenged in Japan as a result of lingering pandemic effects. A top individual detractor from relative performance was Financials sector holding FlatexDEGIRO AG, a European online brokerage service provider, which declined during the reporting period as investors decreased new account openings and transaction activity during the market volatility. While the company continued to take market share, the stock will likely remain challenged until the overall equity market stabilizes. The current valuation remains attractive with profit growth and margins anticipated to exceed the past five year results.
The Fund maintains the position.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
10
Risk Considerations
Nuveen Global Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Small Cap Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in detail in the
Fund’s prospectus.
Fund Performance, Expense Ratios and
Holdings Summaries
11
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
12
Nuveen Global Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
July 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 6/11/12 (2.02)% 6.92% 8.03% 2.02% 1.15%
Class A Shares at maximum Offering Price 6/11/12 (7.66)% 5.66% 7.39% — —
MSCI World Index (Net) — (9.16)% 8.81% 10.21% — —
Lipper Global Equity Income Funds Classification
Average — (4.63)% 5.21% 7.09% — —
Class C Shares 6/11/12 (2.78)% 6.11% 7.38% 2.77% 1.90%
Class I Shares 6/11/12 (1.81)% 7.17% 8.29% 1.77% 0.90%
13
Growth of an Assumed $10,000 Investment as of July 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
14
Fund Performance, Expense Ratios and Holding Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 96.9%
Repurchase Agreements 3.1%
Other Assets Less Liabilities 0.0%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 4.7%
Apple Inc 3.6%
UnitedHealth Group Inc 2.8%
AbbVie Inc 2.7%
Macquarie Group Ltd 2.6%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 6.5%
Software 6.3%
Semiconductors &
Semiconductor Equipment 4.6%
IT Services 4.3%
Banks 4.1%
Electric Utilities 4.0%
Capital Markets 3.9%
Chemicals 3.8%
Technology Hardware, Storage
& Peripherals 3.6%
Health Care Equipment &
Supplies 3.6%
Pharmaceuticals 3.2%
Communications Equipment 2.9%
Health Care Providers & Services 2.8%
Textiles, Apparel & Luxury
Goods 2.8%
Biotechnology 2.7%
Containers & Packaging 2.4%
Specialty Retail 2.4%
Wireless Telecommunication
Services 2.3%
Multi-Utilities 2.1%
Beverages 2.1%
Road & Rail 2.1%
Food Products 2.0%
Electrical Equipment 2.0%
Tobacco 2.0%
Other 18.4%
Repurchase Agreements 3.1%
Other Assets Less Liabilities 0.0%
Net Assets 100%
Country Allocation
(% of net assets)
United States 67.4%
United Kingdom 8.2%
Japan 6.9%
France 5.1%
Canada 4.7%
Australia 2.6%
Germany 2.6%
Hong Kong 2.5%
Other Assets Less Liabilities 0.0%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industr ies/sectors comprising  “Other” and not listed in the Portfolio Composition above.
Nuveen International Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
15
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
July 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 6/11/12 (2.72)% 3.12% 5.39% 4.85% 1.14%
Class A Shares at maximum Offering Price 6/11/12 (8.31)% 1.91% 4.77% — —
MSCI EAFE® Index (Net) — (14.32)% 2.61% 5.79% — —
Lipper International Equity Income Funds
Classification Average — (10.78)% 1.83% 4.34% — —
Class C Shares 6/11/12 (3.46)% 2.34% 4.76% 5.60% 1.89%
Class I Shares 6/11/12 (2.46)% 3.38% 5.65% 4.60% 0.89%
16
Fund Performance, Expense Ratios and Holdings Summaries July 31, 2022
(continued)
Growth of an Assumed $10,000 Investment as of July 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
17
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97.9%
Repurchase Agreements 3.4%
Other Assets Less Liabilities (1.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Novo Nordisk A/S, Class B 5.1%
Linde PLC 4.9%
BAE Systems PLC 4.2%
Macquarie Group Ltd 4.1%
ITOCHU Corp 4.0%
Portfolio Composition
1
(% of net assets)
Pharmaceuticals 14.9%
Chemicals 8.7%
Oil, Gas & Consumable Fuels 6.5%
Banks 6.1%
Wireless Telecommunication
Services 5.8%
Textiles, Apparel & Luxury
Goods 5.7%
Aerospace & Defense 4.2%
Capital Markets 4.1%
Trading Companies &
Distributors 4.0%
Containers & Packaging 3.9%
Diversified Financial Services 3.4%
Electric Utilities 3.4%
Diversified Telecommunication
Services 2.8%
Food Products 2.7%
Gas Utilities 2.6%
Household Products 2.5%
Software 2.5%
Personal Products 2.4%
Insurance 2.3%
Other 9.4%
Repurchase Agreements 3.4%
Other Assets Less Liabilities (1.3)%
Net Assets 100%
Country Allocation
2
(% of net assets)
United Kingdom 23.3%
Japan 16.1%
Canada 11.3%
France 10.5%
United States 10.1%
Denmark 5.1%
Hong Kong 5.1%
Germany 4.4%
Australia 4.1%
Netherlands 3.8%
Other 7.5%
Other Assets Less Liabilities (1.3)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 4.9% (as a percentage of net assets) in emerging market countries.
18
Nuveen International Growth Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI ACWI ex USA Index (Net). Prior to December 1,
2021, the Fund’s performance was measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
July 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 4/24/09 (25.76)% 0.89% 6.07% 1.05%
Class A Shares at maximum Offering Price 4/24/09 (30.03)% (0.30)% 5.44% —
MSCI ACWI ex USA Index (Net) — (15.26)% 2.45% 5.04% —
MSCI EAFE® Index (Net) — (14.32)% 2.61% 5.79% —
Lipper International Multi-Cap Growth Funds Classification Average — (21.59)% 3.14% 5.99% —
Class C Shares 4/24/09 (26.32)% 0.13% 5.43% 1.80%
Class I Shares 4/24/09 (25.59)% 1.13% 6.33% 0.80%
Total Returns as of
July 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class R6 Shares 6/30/16 (25.50)% 1.05% 4.12% 0.71%
19
Growth of an Assumed $10,000 Investment as of July 3 1, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
20
Fund Performance, Expense Ratios and Holding Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97.2%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 0.9%
Other Assets Less Liabilities 1.7%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Novo Nordisk A/S, Class B 2.9%
Alcon Inc 2.8%
Nestle SA 2.6%
AIA Group Ltd 2.4%
LVMH Moet Hennessy Louis
Vuitton SE 2.4%
Portfolio Composition
1
(% of net assets)
Pharmaceuticals 7.0%
Oil, Gas & Consumable Fuels 6.9%
Health Care Equipment &
Supplies 6.9%
Semiconductors &
Semiconductor Equipment 5.7%
Banks 5.4%
Food Products 4.9%
Professional Services 4.9%
Trading Companies &
Distributors 4.3%
IT Services 3.9%
Internet & Direct Marketing
Retail 3.6%
Textiles, Apparel & Luxury
Goods 3.1%
Aerospace & Defense 3.1%
Insurance 3.0%
Chemicals 2.8%
Capital Markets 2.7%
Software 2.6%
Household Durables 2.1%
Food & Staples Retailing 2.0%
Beverages 1.9%
Hotels, Restaurants & Leisure 1.8%
Personal Products 1.8%
Life Sciences Tools & Services 1.7%
Household Products 1.7%
Biotechnology 1.6%
Building Products 1.5%
Other 10.3%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 0.9%
Other Assets Less Liabilities 1.7%
Net Assets 100%
Country Allocation
2
(% of net assets)
United Kingdom 12.8%
Japan 9.9%
Canada 9.9%
France 9.6%
United States 8.8%
Netherlands 4.9%
Switzerland 4.5%
China 4.3%
Germany 4.3%
India 4.2%
Hong Kong 3.6%
Other 21.5%
Other Assets Less Liabilities 1.7%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 14.8% (as a percentage of net assets) in emerging market countries.
Nuveen International Small Cap Fund
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
21
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World ex USA Small Cap Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% (1.00%
after July 31, 2024) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
July 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year
Since
Inception Gross Net
Class A Shares at NAV 12/18/17 (18.19)% 2.57% 1.45% 1.20%
Class A Shares at maximum Offering Price 12/18/17 (22.89)% 1.26% — —
MSCI World ex USA Small Cap Index (Net) — (18.99)% 1.49% — —
Lipper International Small/Mid-Cap Classification Average — (22.84)% 1.47% — —
Class C Shares 12/18/17 (18.81)% 1.79% 2.20% 1.94%
Class R6 Shares 12/18/17 (17.92)% 2.86% 1.17% 0.91%
Class I Shares 12/18/17 (17.96)% 2.83% 1.20% 0.95%
22
Fund Performance, Expense Ratios and Holdings Summaries July 31, 2022
(continued)
Growth of an Assumed $10,000 Investment as of July 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
23
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98.6%
Repurchase Agreements 1.8%
Other Assets Less Liabilities (0.4)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Capital Power Corp 2.2%
Cosmo Energy Holdings Co Ltd 1.8%
Spectris PLC 1.8%
RS GROUP PLC 1.8%
Sopra Steria Group SACA 1.8%
Portfolio Composition
1
(% of net assets)
Equity Real Estate Investment
Trusts 8.7%
Machinery 6.9%
IT Services 6.7%
Trading Companies &
Distributors 6.7%
Insurance 4.9%
Oil, Gas & Consumable Fuels 4.9%
Food Products 4.9%
Hotels, Restaurants & Leisure 3.9%
Metals & Mining 3.6%
Auto Components 3.1%
Beverages 3.0%
Health Care Providers & Services 3.0%
Software 2.7%
Chemicals 2.5%
Electronic Equipment,
Instruments & Components 2.5%
Aerospace & Defense 2.3%
Semiconductors &
Semiconductor Equipment 2.2%
Independent Power And
Renewable Electricity Prod 2.2%
Banks 2.2%
Health Care Equipment &
Supplies 2.2%
Biotechnology 1.8%
Commercial Services & Supplies 1.6%
Pharmaceuticals 1.6%
Construction & Engineering 1.6%
Other 12.9%
Repurchase Agreements 1.8%
Other Assets Less Liabilities (0.4)%
Net Assets 100%
Country Allocation
(% of net assets)
Japan 22.3%
United Kingdom 20.0%
Canada 13.3%
Australia 7.3%
Netherlands 5.2%
Switzerland 4.9%
United States 4.5%
France 4.2%
Norway 3.7%
Germany 2.8%
Other 12.2%
Other Assets Less Liabilities (0.4)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.
24
Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2022.
The beginning of the period is February 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 937.06 $ 933.49 $ 937.93
Expenses Incurred During the Period $ 5.48 $ 9.11 $ 4.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.14 $ 1,015.37 $ 1,020.38
Expenses Incurred During the Period $ 5.71 $ 9.49 $ 4.46
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.14%, 1.90% and 0.89% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen International Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 945.87 $ 942.11 $ 947.15
Expenses Incurred During the Period $ 5.55 $ 9.10 $ 4.35
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.09 $ 1,015.42 $ 1,020.33
Expenses Incurred During the Period $ 5.76 $ 9.44 $ 4.51
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.89% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
25
Nuveen International Growth Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 846.79 $ 843.63 $ 848.27 $ 847.61
Expenses Incurred During the Period $ 5.04 $ 8.50 $ 3.57 $ 3.94
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.34 $ 1,015.57 $ 1,020.93 $ 1,020.53
Expenses Incurred During the Period $ 5.51 $ 9.30 $ 3.91 $ 4.31
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.10%, 1.86%, 0.78% and 0.86% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen International Small Cap Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 879.86 $ 876.68 $ 881.55 $ 881.45
Expenses Incurred During the Period $ 5.55 $ 9.03 $ 3.92 $ 4.39
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.89 $ 1,015.17 $ 1,020.63 $ 1,020.13
Expenses Incurred During the Period $ 5.96 $ 9.69 $ 4.21 $ 4.71
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.19%, 1.94%, 0.84% and 0.94% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
26
Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Global
Dividend Growth Fund, Nuveen International Dividend Growth Fund, Nuveen International
Growth Fund and Nuveen International Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Global Dividend Growth Fund, Nuveen International Dividend Growth Fund, Nuveen International Growth
Fund and Nuveen International Small Cap Fund (four of the funds constituting Nuveen Investment Trust II, hereafter collectively referred to as the "Funds") as of July 31, 2022, the related statements of operations for the year ended
July 31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.
27
Nuveen Global Dividend Growth Fund
Portfolio of Investments July 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.9%
X 18,503,920 COMMON STOCKS - 96.9%
X 18,503,920
Banks - 4.1%
3,756 JPMorgan Chase & Co $ 433,292
5,366 Toronto-Dominion Bank 348,557
Total Banks 781,849
Beverages - 2.1%
2,308 PepsiCo Inc 403,808
Biotechnology - 2.7%
3,538 AbbVie Inc 507,738
Capital Markets - 3.9%
3,454 Charles Schwab Corp 238,499
3,930 Macquarie Group Ltd (2) 502,974
Total Capital Markets 741,473
Chemicals - 3.8%
2,466 International Flavors & Fragrances Inc 305,907
1,358 Linde PLC (2) 411,251
Total Chemicals 717,158
Communications Equipment - 2.9%
4,968 Cisco Systems Inc 225,398
1,353 Motorola Solutions Inc 322,812
Total Communications Equipment 548,210
Consumer Finance - 1.9%
2,341 American Express Co 360,561
Containers & Packaging - 2.4%
34,634 Amcor PLC (2) 453,083
Diversified Financial Services - 1.7%
18,500 ORIX Corp (2) 329,704
Diversified Telecommunication Services - 0.9%
126,487 HKT Trust & HKT Ltd (2) 177,223
Electric Utilities - 4.0%
5,494 NextEra Energy Inc 464,188
13,661 SSE PLC (2) 295,056
Total Electric Utilities 759,244
Electrical Equipment - 2.0%
2,637 Eaton Corp PLC 391,304
Electronic Equipment, Instruments & Components - 0.4%
7,700 Alps Alpine Co Ltd (2) 80,138
Equity Real Estate Investment Trusts - 1.4%
4,319 Duke Realty Corp 270,197
Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
July 31, 2022
28
Shares Description (1) Value
Food Products - 2.0%
3,141 Nestle SA (2) $ 384,858
Health Care Equipment & Supplies - 3.6%
3,166 Abbott Laboratories 344,587
5,798 Baxter International Inc 340,111
Total Health Care Equipment & Supplies 684,698
Health Care Providers & Services - 2.8%
983 UnitedHealth Group Inc 533,120
Hotels, Restaurants & Leisure - 1.2%
4,403 Restaurant Brands International Inc 236,044
Household Products - 1.2%
2,838 Reckitt Benckiser Group PLC (2) 230,204
Industrial Conglomerates - 1.9%
1,933 Honeywell International Inc 372,025
Insurance - 1.6%
29,800 AIA Group Ltd (2) 299,390
IT Services - 4.3%
1,343 Accenture PLC, Class A 411,307
3,977 Fidelity National Information Services Inc 406,291
Total IT Services 817,598
Media - 1.9%
9,600 Comcast Corp, Class A 360,192
Multi-Utilities - 2.1%
3,871 WEC Energy Group Inc 401,849
Oil, Gas & Consumable Fuels - 6.5%
2,440 Chevron Corp 399,623
7,066 Enbridge Inc 317,337
2,738 Phillips 66 243,682
5,512 TotalEnergies SE (2) 281,538
Total Oil, Gas & Consumable Fuels 1,242,180
Personal Products - 1.5%
5,802 Unilever PLC (2) 282,574
Pharmaceuticals - 3.2%
17,300 Astellas Pharma Inc (2) 270,942
3,498 Sanofi (2) 347,609
Total Pharmaceuticals 618,551
Professional Services - 1.0%
5,689 Experian PLC (2) 199,185
Road & Rail - 2.1%
1,737 Union Pacific Corp 394,820
29
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 4.6%
814 Broadcom Inc $ 435,881
2,432 Texas Instruments Inc 435,060
Total Semiconductors & Semiconductor Equipment 870,941
Software - 6.3%
3,205 Microsoft Corp 899,772
3,244 SAP SE (2) 302,576
Total Software 1,202,348
Specialty Retail - 2.4%
2,371 Lowe's Cos Inc 454,118
Technology Hardware, Storage & Peripherals - 3.6%
4,247 Apple Inc 690,180
Textiles, Apparel & Luxury Goods - 2.8%
1,154 adidas AG (2) 199,632
481 LVMH Moet Hennessy Louis Vuitton SE (2) 333,984
Total Textiles, Apparel & Luxury Goods 533,616
Tobacco - 2.0%
4,030 Philip Morris International Inc 391,514
Trading Companies & Distributors - 1.8%
11,825 ITOCHU Corp (2) 344,222
Wireless Telecommunication Services - 2.3%
8,900 KDDI Corp (2) 285,354
103,585 Vodafone Group PLC (2) 152,649
Total Wireless Telecommunication Services 438,003
Total Long-Term Investments (cost $13,063,115) 18,503,920
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.1%
X 590,175 REPURCHASE AGREEMENTS - 3.1%
X 590,175
$ 590 Repurchase Agreement with Fixed Income Clearing
Corporation dated 7/29/22, repurchase price $590,197,
collateralized by $385,400, U.S. Treasury Inflation Index
Government Bond, 2.500%, due 1/15/29, value $602,007
0.450% 8/01/22 $ 590,175
Total Short-Term Investments (cost $590,175) 590,175
Total Investments (cost $ 13,653,290 ) - 100 .0% 19,094,095
Other Assets Less Liabilities - 0.0% 9,413
Net Assets - 100% $ 19,103,508
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
See accompanying notes to financial statements
30
Nuveen International Dividend Growth Fund
Portfolio of Investments July 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.9%
X 3,825,562 COMMON STOCKS - 97.9%
X 3,825,562
Aerospace & Defense - 4.2%
17,546 BAE Systems PLC (2) $ 164,910
Banks - 6.1%
28,446 BOC Hong Kong Holdings Ltd (2) 102,898
2,067 Toronto-Dominion Bank 134,265
Total Banks 237,163
Capital Markets - 4.1%
1,266 Macquarie Group Ltd (2) 162,027
Chemicals - 8.7%
934 Koninklijke DSM NV (2) 149,579
627 Linde PLC (2) 189,878
Total Chemicals 339,457
Containers & Packaging - 3.9%
11,790 Amcor PLC (2) 154,237
Diversified Financial Services - 3.4%
7,400 ORIX Corp (2) 131,882
Diversified Telecommunication Services - 2.8%
77,400 HKT Trust & HKT Ltd (2) 108,446
Electric Utilities - 3.4%
6,066 SSE PLC (2) 131,016
Electronic Equipment, Instruments & Components - 1.0%
3,700 Alps Alpine Co Ltd (2) 38,508
Equity Real Estate Investment Trusts - 1.8%
11,442 British Land Co PLC (2) 68,798
Food Products - 2.7%
874 Nestle SA (2) 107,089
Gas Utilities - 2.6%
20,042 Snam SpA (2) 100,561
Hotels, Restaurants & Leisure - 2.2%
1,586 Restaurant Brands International Inc 85,025
Household Products - 2.5%
1,211 Reckitt Benckiser Group PLC (2) 98,230
Insurance - 2.3%
9,000 AIA Group Ltd (2) 90,420
31
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 6.5%
2,986 Enbridge Inc $ 134,103
2,341 TotalEnergies SE (2) 119,572
Total Oil, Gas & Consumable Fuels 253,675
Personal Products - 2.4%
1,915 Unilever PLC (2) 93,266
Pharmaceuticals - 14.9%
9,600 Astellas Pharma Inc (2) 150,349
4,336 Hikma Pharmaceuticals PLC (2) 91,650
1,710 Novo Nordisk A/S, Class B (2) 199,170
1,416 Sanofi (2) 140,713
Total Pharmaceuticals 581,882
Professional Services - 2.2%
2,454 Experian PLC (2) 85,920
Road & Rail - 2.2%
689 Canadian National Railway Co 87,288
Software - 2.5%
1,036 SAP SE (2) 96,631
Textiles, Apparel & Luxury Goods - 5.7%
429 adidas AG (2) 74,213
215 LVMH Moet Hennessy Louis Vuitton SE (2) 149,286
Total Textiles, Apparel & Luxury Goods 223,499
Trading Companies & Distributors - 4.0%
5,400 ITOCHU Corp (2) 157,192
Wireless Telecommunication Services - 5.8%
4,700 KDDI Corp (2) 150,693
52,758 Vodafone Group PLC (2) 77,747
Total Wireless Telecommunication Services 228,440
Total Long-Term Investments (cost $2,845,637) 3,825,562
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.4%
X 131,952 REPURCHASE AGREEMENTS - 3.4%
X 131,952
$ 132 Repurchase Agreement with Fixed Income Clearing
Corporation dated 7/29/22, repurchase price $131,957,
collateralized by $86,200, U.S. Treasury Inflation Index
Government Bond, 2.500%, due 1/15/29, value $134,647
0.450% 8/01/22 $ 131,952
Total Short-Term Investments (cost $131,952) 131,952
Total Investments (cost $ 2,977,589 ) - 101 .3% 3,957,514
Other Assets Less Liabilities - (1.3)% (50,690)
Net Assets - 100% $ 3,906,824
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
See accompanying notes to financial statements
32
Nuveen International Growth Fund
Portfolio of Investments July 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.2%
X
1,940,888,614 COMMON STOCKS - 97.2%
X 1,940,888,614
Aerospace & Defense - 3.1%
195,324 Airbus SE (2) $ 21,060,163
330,590 Thales SA (2) 41,112,043
Total Aerospace & Defense 62,172,206
Automobiles - 1.1%
102,617 Ferrari NV (2) 21,791,975
Banks - 5.4%
1,484,251 Australia & New Zealand Banking Group Ltd (2) 23,987,367
98,951 Australia & New Zealand Banking Group Ltd (2),(3) 1,583,239
22,320,100 Bank Negara Indonesia Persero Tbk PT (2) 11,845,625
1,524,929 HDFC Bank Ltd (2) 27,889,540
2,786,692 ING Groep NV (2) 27,069,436
28,419,472 Lloyds Banking Group PLC (2) 15,734,670
Total Banks 108,109,877
Beverages - 1.9%
820,619 Diageo PLC (2) 38,874,245
Biotechnology - 1.6%
380,446 Horizon Therapeutics Plc (3) 31,565,605
Building Products - 1.5%
1,252,396 Assa Abloy AB, Class B (2) 29,589,134
Capital Markets - 2.7%
131,677 Deutsche Boerse AG (2) 22,986,235
502,800 Hong Kong Exchanges & Clearing Ltd (2) 23,073,710
76,635 London Stock Exchange Group PLC (2) 7,479,015
Total Capital Markets 53,538,960
Chemicals - 2.8%
76,672 Linde PLC (2) 23,219,028
391,365 Nutrien Ltd 33,502,348
Total Chemicals 56,721,376
Commercial Banks - 1.3%
267,332 Bank of Montreal 26,650,738
Diversified Financial Services - 1.2%
2,192,679 Burford Capital Ltd 23,511,500
Food & Staples Retailing - 2.0%
10,842,600 CP ALL PCL (2) 18,141,152
274,300 Dino Polska SA, 144A (2),(3) 21,447,441
Total Food & Staples Retailing 39,588,593
Food Products - 4.9%
424,414 Kerry Group PLC, Class A (2) 44,797,371
431,622 Nestle SA (2) 52,885,466
Total Food Products 97,682,837
33
Shares Description (1) Value
Health Care Equipment & Supplies - 6.9%
708,880 Alcon Inc (2) $ 55,791,749
162,563 Cochlear Ltd (2) 24,502,614
323,600 Hoya Corp (2),(3) 32,422,013
1,182,400 Olympus Corp (2) 25,305,908
Total Health Care Equipment & Supplies 138,022,284
Hotels, Restaurants & Leisure - 1.8%
926,346 Compass Group PLC (2) 21,710,247
141,607 Flutter Entertainment PLC (2),(3) 14,233,713
Total Hotels, Restaurants & Leisure 35,943,960
Household Durables - 2.1%
1,538,600 Nikon Corp (2) 17,719,358
284,100 Sony Group Corp (2) 24,099,609
Total Household Durables 41,818,967
Household Products - 1.7%
918,600 Unicharm Corp (2) 33,273,747
Insurance - 3.0%
4,853,800 AIA Group Ltd (2) 48,764,398
1,600,316 Beazley PLC (2) 10,599,107
Total Insurance 59,363,505
Interactive Media & Services - 1.3%
666,302 Tencent Holdings Ltd (2) 25,751,780
Internet & Direct Marketing Retail - 3.6%
2,738,600 Alibaba Group Holding Ltd (2),(3) 30,791,363
995,107 JD.com Inc (2) 29,686,574
14,487 MercadoLibre Inc (3) 11,788,217
Total Internet & Direct Marketing Retail 72,266,154
IT Services - 3.9%
15,764 Adyen NV, 144A (2),(3) 28,355,839
451,854 Mindtree Ltd (2) 19,566,285
800,853 Pagseguro Digital Ltd, Class A (3) 8,689,255
597,720 Shopify Inc, Class A (3) 20,822,529
Total IT Services 77,433,908
Life Sciences Tools & Services - 1.7%
56,020 Lonza Group AG (2) 34,046,229
Machinery - 1.1%
775,073 Daimler Truck Holding AG (2),(3) 21,178,835
Multiline Retail - 1.1%
356,653 Dollarama Inc 21,615,586
Oil, Gas & Consumable Fuels - 6.9%
940,416 Aker BP ASA (2) 32,676,023
675,883 Cameco Corp 17,407,068
966,215 Equinor ASA (2) 37,203,029
266,400 Imperial Oil Ltd 12,767,145
1,164,224 Reliance Industries Ltd (2) 36,994,158
Total Oil, Gas & Consumable Fuels 137,047,423
Nuveen International Growth Fund
(continued)
Portfolio of Investments
July 31, 2022
34
Shares Description (1) Value
Personal Products - 1.8%
93,517 L'Oreal SA (2) $ 35,354,787
Pharmaceuticals - 7.0%
247,193 AstraZeneca PLC (2) 32,516,066
718,045 Bayer AG (2) 41,883,735
181,265 Dechra Pharmaceuticals PLC (2) 8,157,404
499,734 Novo Nordisk A/S, Class B (2) 58,205,894
Total Pharmaceuticals 140,763,099
Professional Services - 4.9%
63,700 BayCurrent Consulting Inc (2) 19,929,466
886,700 Recruit Holdings Co Ltd (2) 33,138,667
134,311 Teleperformance (2) 44,913,722
Total Professional Services 97,981,855
Road & Rail - 1.4%
215,743 Canadian National Railway Co 27,331,996
Semiconductors & Semiconductor Equipment - 5.7%
72,208 ASML Holding NV (2) 41,502,117
36,537 Broadcom Inc 19,564,833
2,026,000 Taiwan Semiconductor Manufacturing Co Ltd (2),(3) 34,745,019
211,059 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
18,674,500
Total Semiconductors & Semiconductor Equipment 114,486,469
Software - 2.6%
13,793 Constellation Software Inc/Canada 23,463,449
3,371,765 Darktrace PLC (2),(3) 15,481,874
626,538 Lightspeed Commerce Inc (3),(4) 13,445,210
Total Software 52,390,533
Specialty Retail - 0.7%
8,974,657 JD Sports Fashion PLC (2) 14,255,002
Textiles, Apparel & Luxury Goods - 3.1%
69,978 LVMH Moet Hennessy Louis Vuitton SE (2) 48,589,504
266,426 Moncler SpA (2) 13,198,506
Total Textiles, Apparel & Luxury Goods 61,788,010
Trading Companies & Distributors - 4.3%
839,998 Ashtead Group PLC (2) 47,283,243
207,524 Ferguson PLC (2) 26,106,247
752,600 MonotaRO Co Ltd (2) 13,437,924
Total Trading Companies & Distributors 86,827,414
35
Shares Description (1) Value
Wireless Telecommunication Services - 1.1%
15,030,650 Vodafone Group PLC (2) $ 22,150,025
Total Long-Term Investments (cost $2,006,194,350) 1,940,888,614
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  0.2%
X 4,575,640 MONEY MARKET FUNDS - 0.2%
X 4,575,640
4,575,640 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
2.300%(6) $ 4,575,640
Total Investments Purchased with Collateral from Securities Lending (cost $4,575,640) $ 4,575,640
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   0.9%
17,659,487 REPURCHASE AGREEMENTS - 0.9%
X 17,659,487
$ 17,659 Repurchase Agreement with Fixed Income Clearing
Corporation dated 7/29/22, repurchase price
$17,660,149, collateralized by $11,531,600, U.S. Treasury
Inflation Index Government Bond, 2.500%, due 1/15/29,
value $18,012,723
0.450% 8/01/22 $ 17,659,487
Total Short-Term Investments (cost $17,659,487) 17,659,487
Total Investments (cost $ 2,028,429,477 ) - 98 .3% 1,963,123,741
Other Assets Less Liabilities -   1.7% 33,429,898
Net Assets - 100% $ 1,996,553,639
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,478,303.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See accompanying notes to financial statements
36
Nuveen International Small Cap Fund
Portfolio of Investments July 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 59,182,585 COMMON STOCKS - 98.6%
X 59,182,585
Aerospace & Defense - 2.3%
22,484 Kongsberg Gruppen ASA (2) $ 828,507
3,006 Rheinmetall AG (2) 551,231
Total Aerospace & Defense 1,379,738
Auto Components - 3.1%
82,252 Brembo SpA (2) 868,864
71,400 Toyo Tire Corp (2) 959,623
Total Auto Components 1,828,487
Banks - 2.2%
34,766 Canadian Western Bank 702,352
103,614 Israel Discount Bank Ltd, Class A (2) 589,134
Total Banks 1,291,486
Beverages - 3.0%
85,928 Britvic PLC 900,454
10,587 Royal Unibrew A/S (2) 902,897
Total Beverages 1,803,351
Biotechnology - 1.8%
70,174 Abcam PLC (2),(3) 1,048,744
Capital Markets - 0.7%
43,564 flatexDEGIRO AG (2),(3) 443,099
Chemicals - 2.5%
20,473 OCI NV (2) 710,754
61,200 Tosoh Corp (2) 797,754
Total Chemicals 1,508,508
Commercial Services & Supplies - 1.6%
40,801 SPIE SA (2) 979,833
Construction & Engineering - 1.6%
25,742 Arcadis NV (2) 951,827
Construction Materials - 0.8%
18,185 Vicat SA (2) 474,115
Distributors - 1.2%
23,450 PALTAC Corp (2) 735,123
Diversified Financial Services - 0.9%
16,400 Zenkoku Hosho Co Ltd (2) 557,944
Electrical Equipment - 1.3%
24,858 Signify NV (2) 807,339
Electronic Equipment, Instruments & Components - 2.5%
2,308 Comet Holding AG (2) 425,668
28,645 Spectris PLC (2) 1,089,531
Total Electronic Equipment, Instruments & Components 1,515,199
37
Shares Description (1) Value
Equity Real Estate Investment Trusts - 8.7%
9,332 Aedifica SA (2) $ 968,899
20,105 Canadian Apartment Properties REIT 761,621
14,108 Granite Real Estate Investment Trust 889,965
230,581 LondonMetric Property PLC 703,127
436,116 National Storage REIT (2) 762,599
39,521 Safestore Holdings PLC (2) 550,314
41,129 UNITE Group PLC (2) 586,388
Total Equity Real Estate Investment Trusts 5,222,913
Food Products - 4.9%
64,263 Elders Ltd (2) 510,647
20,000 Morinaga Milk Industry Co Ltd (2) 737,457
50,300 Nichirei Corp (2) 897,523
11,304 Salmar ASA (2) 809,691
Total Food Products 2,955,318
Health Care Equipment & Supplies - 2.2%
30,100 Asahi Intecc Co Ltd (2) 556,851
23,563 Inmode Ltd (3) 783,234
Total Health Care Equipment & Supplies 1,340,085
Health Care Providers & Services - 3.0%
41,833 CVS Group PLC (2) 878,279
47,500 Ship Healthcare Holdings Inc (2) 907,772
Total Health Care Providers & Services 1,786,051
Health Care Technology - 1.4%
23,688 Pro Medicus Ltd (2) 829,764
Hotels, Restaurants & Leisure - 3.9%
30,027 Greggs PLC (2) 748,635
269,739 SSP Group Plc (2),(3) 838,812
24,600 Tokyotokeiba Co Ltd (2) 762,002
Total Hotels, Restaurants & Leisure 2,349,449
Independent Power And Renewable Electricity Prod - 2.2%
34,465 Capital Power Corp 1,327,947
Insurance - 4.9%
21,824 ASR Nederland NV (2) 912,187
88,876 Beazley PLC (2) 588,638
7,423 Helvetia Holding AG (2) 848,661
71,473 Storebrand ASA (2) 601,163
Total Insurance 2,950,649
Interactive Media & Services - 1.5%
61,842 carsales.com Ltd (2) 901,546
Internet & Direct Marketing Retail - 1.3%
59,200 ASKUL Corp (2) 780,983
IT Services - 6.7%
35,700 BIPROGY Inc (2) 761,816
63,904 Indra Sistemas SA (2) 584,575
39,726 Kainos Group PLC 660,364
6,391 Sopra Steria Group SACA (2) 1,064,939
34,100 TIS Inc (2) 966,875
Total IT Services 4,038,569
Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
July 31, 2022
38
Shares Description (1) Value
Machinery - 6.9%
85,400 Amada Co Ltd (2) $ 689,324
1,847 Burckhardt Compression Holding AG (2) 834,426
50,257 IMI PLC (2) 820,647
4,029 Kardex Holding AG (2) 807,940
41,025 Trelleborg AB (2) 1,008,006
Total Machinery 4,160,343
Metals & Mining - 3.6%
91,220 Lynas Rare Earths Ltd (2),(3) 560,943
22,161 Mineral Resources Ltd (2) 844,425
44,183 SSR Mining Inc 728,361
Total Metals & Mining 2,133,729
Oil, Gas & Consumable Fuels - 4.9%
36,300 Cosmo Energy Holdings Co Ltd (2) 1,100,991
157,141 Kelt Exploration Ltd (3) 844,270
35,750 Parkland Corp 1,003,083
Total Oil, Gas & Consumable Fuels 2,948,344
Pharmaceuticals - 1.6%
20,620 Dechra Pharmaceuticals PLC (2) 927,955
Real Estate Management & Development - 1.2%
63,427 TAG Immobilien AG (2) 702,407
Road & Rail - 1.5%
27,100 Sankyu Inc (2) 898,657
Semiconductors & Semiconductor Equipment - 2.2%
10,496 BE Semiconductor Industries NV (2) 563,444
15,461 Tower Semiconductor Ltd (3) 739,963
Total Semiconductors & Semiconductor Equipment 1,303,407
Software - 2.7%
7,792 Kinaxis Inc (3) 931,474
12,292 Netcompany Group A/S, 144A (2),(3) 689,302
Total Software 1,620,776
Specialty Retail - 1.1%
49,000 United Arrows Ltd (2) 649,046
Trading Companies & Distributors - 6.7%
112,100 BOC Aviation Ltd, 144A (2) 954,040
72,734 Howden Joinery Group PLC (2) 600,387
28,500 Nishio Rent All Co Ltd (2) 616,248
84,543 RS GROUP PLC (2) 1,067,327
39
Shares Description (1) Value
Trading Companies & Distributors (continued)
9,402 Toromont Industries Ltd $ 791,852
Total Trading Companies & Distributors 4,029,854
Total Long-Term Investments (cost $62,795,793) 59,182,585
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.8%
X 1,093,333 REPURCHASE AGREEMENTS - 1.8%
X 1,093,333
$ 1,093 Repurchase Agreement with Fixed Income Clearing
Corporation dated 7/29/22, repurchase price
$1,093,374, collateralized by $714,000, U.S. Treasury
Inflation Index Government Bond, 2.500%, due 1/15/29,
value $1,115,291
0.450% 8/01/22 $ 1,093,333
Total Short-Term Investments (cost $1,093,333) 1,093,333
Total Investments (cost $ 63,889,126 ) - 100 .4% 60,275,918
Other Assets Less Liabilities - (0.4)% (219,198)
Net Assets - 100% $ 60,056,720
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
See accompanying notes to financial statements
Statement of Assets and Liabilities
July 31, 2022
See accompanying notes to financial statements.
40
Global Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small Cap
Assets
Long-term investments, at value
†‡
$ 18,503,920 $ 3,825,562 $ 1,940,888,614 $ 59,182,585
Investments purchased with collateral from securities lending, at value (cost approximates value) – – 4,575,640 –
Short-term investments, at value
◊
590,175 131,952 17,659,487 1,093,333
Cash denominated in foreign currencies
^
– 1,371 907 13,427
Receivable for dividends 36,359 8,371 1,177,462 56,430
Receivable for due from affiliate 189 – 169,197 2,680
Receivable for interest 22 5 662 41
Receivable for investments sold – – 59,067,848 –
Receivable for reclaims 11,850 5,381 1,541,605 45,945
Receivable for shares sold 932 – 14,368,053 116,600
Other assets 28,162 15,553 92,171 36,534
Total assets 19,171,609 3,988,195 2,039,541,646 60,547,575
Liabilities
Payable for collateral from securities lending — — 4,575,640 —
Payable for dividends — — 10 —
Payable for capital gain taxes — — 818,385 —
Payable for investments purchased - regular settlement — — 35,586,995 306,587
Payable for shares redeemed 80 — 44,541 67,938
Accrued expenses:
Custodian fees 29,497 43,301 352,164 61,080
Management fees 4,700 1,683 1,101,773 14,493
Trustees fees 193 43 66,469 661
Professional fees 22,036 21,586 100,898 24,384
Shareholder reporting expenses 3,973 3,127 33,431 3,505
Shareholder servicing agent fees 3,623 1,706 39,632 6,135
12b-1 distribution and service fees 2,376 508 9,445 487
Other 1,623 9,417 258,624 5,585
Total liabilities 68,101 81,371 42,988,007 490,855
Net assets $ 19,103,508 $ 3,906,824 $ 1,996,553,639 $ 60,056,720
†
Long-term investments, cost $ 13,063,115 $ 2,845,637 $ 2,006,194,350 $ 62,795,793
◊
Short-term investments, cost $ 590,175 $ 131,952 $ 17,659,487 $ 1,093,333
‡ Includes securities loaned of $ — $ — $ 4,478,303 $ —
^
Cash denominated in foreign currencies, cost $ — $ 1,371 $ 901 $ 13,413
Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.
41
Global Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small Cap
Class A Shares
Net Assets $ 8,081,585 $ 1,856,493 $ 31,813,677 $ 2,299,221
Shares outstanding 269,605 69,332 756,282 111,692
Net asset value ("NAV") per share $ 29.98 $ 26.78 $ 42.07 $ 20.59
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 31.81 $ 28.41 $ 44.64 $ 21.85
Class C Shares
Net Assets $ 884,675 $ 150,671 $ 3,542,180 $ 27,325
Shares outstanding 29,616 5,696 90,687 1,353
NAV and offering price per share $ 29.87 $ 26.45 $ 39.06 $ 20.19
Class R6 Shares
Net Assets $ — $ — $ 1,871,691,985 $ 33,030,834
Shares outstanding — — 44,049,683 1,596,253
NAV and offering price per share $ — $ — $ 42.49 $ 20.69
Class I Shares
Net Assets $ 10,137,248 $ 1,899,660 $ 89,505,797 $ 24,699,340
Shares outstanding 338,316 70,868 2,097,718 1,195,179
NAV and offering price per share $ 29.96 $ 26.81 $ 42.67 $ 20.67
Fund level net assets consist of:
Capital paid-in $ 13,361,805 $ 3,095,612 $ 2,422,325,432 $ 64,854,853
Total distributable earnings (loss) 5,741,703 811,212 (425,771,793) (4,798,133)
Fund level net assets $ 19,103,508 $ 3,906,824 $ 1,996,553,639 $ 60,056,720
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01
Statement of Operations
July 31, 2022
See accompanying notes to financial statements.
42
Global Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small Cap
Investment Income
Dividends $ 485,884 $ 143,219 $ 36,291,278 $ 1,712,399
Interest 191 30 19,443 556
Payment from affiliate 1,030 — 531,054 2,850
Securities lending income, net — — 74,840 1,533
Foreign tax withheld on dividend income (18,652) (11,247) (3,804,788) (180,257)
Total Investment Income 468,453 132,002 33,111,827 1,537,081
Expenses
– – – –
Management fees 136,264 32,655 15,388,712 579,310
12b-1 service fees - Class A Shares 18,875 5,058 101,506 3,960
12b-1 distribution and service fees - Class C Shares 11,097 1,797 57,999 443
Shareholder servicing agent fees 28,357 20,026 254,295 23,565
Interest expense 531 13 5,085 112
Custodian expenses 42,012 15,602 966,851 84,118
Trustees fees 617 146 68,686 2,136
Professional fees 35,567 33,322 266,677 41,550
Shareholder reporting expenses 14,475 12,180 74,448 11,685
Federal and state registration fees 61,512 57,713 97,398 72,581
Other 8,898 9,327 29,955 9,410
Total expenses before fee waiver/expense reimbursement 358,205 187,839 17,311,612 828,870
Fee waiver/expense reimbursement (155,426) (139,528) — (212,259)
Net expenses 202,779 48,311 17,311,612 616,611
Net investment income (loss) 265,674 83,691 15,800,215 920,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency* 823,638 355,112 (372,702,229) 799,381
Change in net unrealized appreciation (depreciation) of investments and foreign currency** (1,432,134) (545,853) (330,295,006) (16,146,015)
Net realized and unrealized gain (loss) (608,496) (190,741) (702,997,235) (15,346,634)
Net increase (decrease) in net assets from operations $ (342,822) $ (107,050) $ (687,197,020) $ (14,426,164)
*
Net of foreign capital gains tax
$ — $ — $ (376,637) $ —
**
Net of change in foreign capital gains tax
$ — $ — $ (818,385) $ —
Statement of Changes in Net Assets
See accompanying notes to financial statements.
43
Global Dividend Growth International Dividend Growth
Year Ended
7/31/22
Year Ended
7/31/21
Year Ended
7/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 265,674 $ 307,624 $ 83,691 $ 94,873
Net realized gain (loss) from investments and foreign currency 823,638 1,135,040 355,112 199,065
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (1,432,134) 2,715,885 (545,853) 589,000
Net increase (decrease) in net assets from operations (342,822) 4,158,549 (107,050) 882,938
Distributions to Shareholders
Dividends:
Class A Shares (534,131) (108,634) (117,516) (39,896)
Class C Shares (75,640) (15,572) (8,748) (4,047)
Class R3 Shares
(1)
— (2,150) — (730)
Class I Shares (827,188) (215,623) (153,699) (67,537)
Decrease in net assets from distributions to shareholders (1,436,959) (341,979) (279,963) (112,210)
Fund Share Transactions
Proceeds from sale of shares 3,124,117 2,708,950 739,592 371,864
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,316,073 314,389 196,120 79,516
4,440,190 3,023,339 935,712 451,380
Cost of shares redeemed (3,551,512) (6,351,511) (1,652,629) (1,069,389)
Net increase (decrease) in net assets from Fund share transactions 888,678 (3,328,172) (716,917) (618,009)
Net increase (decrease) in net assets (891,103) 488,398 (1,103,930) 152,719
Net assets at the beginning of period 19,994,611 19,506,213 5,010,754 4,858,035
Net assets at the end of period $ 19,103,508 $ 19,994,611 $ 3,906,824 $ 5,010,754
See accompanying notes to financial statements.
44
International Growth International Small Cap
Year Ended
7/31/22
Year Ended
7/31/21
Year Ended
7/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 15,800,215 $ 5,528,802 $ 920,470 $ 679,648
Net realized gain (loss) from investments and foreign currency (372,702,229) 71,043,013 799,381 3,694,703
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (330,295,006) 205,900,191 (16,146,015) 11,022,967
Net increase (decrease) in net assets from operations (687,197,020) 282,472,006 (14,426,164) 15,397,318
Distributions to Shareholders
Dividends:
Class A Shares (1,271,859) – (67,271) (5,928)
Class C Shares (202,701) – (2,654) (119)
Class R3 Shares
(1)
— — — —
Class R6 Shares (67,623,633) – (2,198,803) (490,236)
Class I Shares (6,093,280) – (1,803,135) (164,619)
Decrease in net assets from distributions to shareholders (75,191,473) – (4,071,863) (660,902)
Fund Share Transactions
Proceeds from sale of shares 719,052,478 2,024,161,789 38,857,335 6,327,229
Proceeds from shares issued to shareholders due to reinvestment of distributions 72,670,399 – 1,887,907 177,255
791,722,877 2,024,161,789 40,745,242 6,504,484
Cost of shares redeemed (367,872,058) (276,927,754) (21,249,185) (5,703,947)
Net increase (decrease) in net assets from Fund share transactions 423,850,819 1,747,234,035 19,496,057 800,537
Net increase (decrease) in net assets (338,537,674) 2,029,706,041 998,030 15,536,953
Net assets at the beginning of period 2,335,091,313 305,385,272 59,058,690 43,521,737
Net assets at the end of period $ 1,996,553,639 $ 2,335,091,313 $ 60,056,720 $ 59,058,690
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
45
Financial Highlights
Global Dividend Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 32.93 $ 0.41 $ (0.93) $ (0.52) $ (0.49) $ (1.94) $ (2.43) $ 29.98
2021 27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
2020 27.29 0.44 0.13 0.57 (0.44) (0.27) (0.71) 27.15
2019 27.81 0.52 0.10 0.62 (0.56) (0.58) (1.14) 27.29
2018 28.67 0.48 2.34 2.82 (0.43) (3.25) (3.68) 27.81
Class
C
2022 32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
2021 27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
2020 27.20 0.23 0.14 0.37 (0.24) (0.27) (0.51) 27.06
2019 27.73 0.31 0.10 0.41 (0.36) (0.58) (0.94) 27.20
2018 28.59 0.26 2.35 2.61 (0.22) (3.25) (3.47) 27.73
Class
I
2022 32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
2021 27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
2020 27.28 0.51 0.13 0.64 (0.51) (0.27) (0.78) 27.14
2019 27.81 0.58 0.10 0.68 (0.63) (0.58) (1.21) 27.28
2018 28.67 0.53 2.36 2.89 (0.50) (3.25) (3.75) 27.81
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with
Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for periods prior to the fiscal year ended July 31, 2021.
See accompanying notes to financial statements.
46
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 2 .02 ) % ( 2 .03 ) % $ 8,082 1 .95% 1 .14% 1 .30% 1 .29% 18%
23 .33 23 .33 7,242 2 .02 1 .15 1 .49 1 .49 12
2 .14 N/A 5,888 1 .69 1 .15 1 .61 N/A 33
2 .58 N/A 7,444 1 .77 1 .15 1 .94 N/A 22
10 .35 N/A 8,961 1 .88 1 .15 1 .73 N/A 48
( 2 .78 ) ( 2 .78 ) 885 2 .70 1 .89 0 .50 0 .49 18
22 .43 22 .43 1,377 2 .77 1 .90 0 .73 0 .73 12
1 .32 N/A 1,934 2 .44 1 .90 0 .87 N/A 33
1 .81 N/A 2,566 2 .52 1 .90 1 .17 N/A 22
9 .55 N/A 3,278 2 .63 1 .90 0 .93 N/A 48
( 1 .81 ) ( 1 .81 ) 10,137 1 .70 0 .89 1 .51 1 .50 18
23 .64 23 .64 11,376 1 .77 0 .90 1 .73 1 .73 12
2 .37 N/A 11,488 1 .44 0 .90 1 .91 N/A 33
2 .84 N/A 12,682 1 .52 0 .90 2 .19 N/A 22
10 .63 N/A 10,049 1 .61 0 .90 1 .90 N/A 48
47
Financial Highlights
(continued)
International Dividend Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2022 $ 29.18 $ 0.45 $ (1.20) $ (0.75) $ (1.62) $ (0.03) $ — $ (1.65) $ 26.78
2021 24.93 0.51 4.34 4.85 (0.60) — — (0.60) 29.18
2020 25.85 0.46 (1.02) (0.56) (0.36) — — (0.36) 24.93
2019 27.30 0.62 (1.05) (0.43) (0.90) — (0.12) (1.02) 25.85
2018 26.90 0.59 0.45 1.04 (0.64) — — (0.64) 27.30
Class
C
2022 28.82 0.17 (1.12) (0.95) (1.39) (0.03) — (1.42) 26.45
2021 24.66 0.24 4.34 4.58 (0.42) — — (0.42) 28.82
2020 25.60 0.30 (1.04) (0.74) (0.20) — — (0.20) 24.66
2019 27.02 0.37 (0.97) (0.60) (0.70) — (0.12) (0.82) 25.60
2018 26.67 0.42 0.40 0.82 (0.47) — — (0.47) 27.02
Class
I
2022 29.21 0.59 (1.27) (0.68) (1.69) (0.03) — (1.72) 26.81
2021 24.96 0.56 4.36 4.92 (0.67) — — (0.67) 29.21
2020 25.88 0.57 (1.07) (0.50) (0.42) — — (0.42) 24.96
2019 27.33 0.89 (1.25) (0.36) (0.97) — (0.12) (1.09) 25.88
2018 26.93 0.71 0.40 1.11 (0.71) — — (0.71) 27.33
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for periods prior to the fiscal year ended July 31, 2021.
See accompanying notes to financial statements.
48
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 2 .72 ) % ( 2 .72 ) % $ 1,856 4 .15% 1 .14% 1 .57% 1 .57% 20%
19 .70 19 .70 1,957 4 .85 1 .14 1 .89 1 .89 18
( 2 .12 ) N/A 1,703 4 .19 1 .15 1 .82 N/A 49
( 1 .56 ) N/A 2,597 3 .29 1 .15 2 .39 N/A 101
3 .92 N/A 2,049 3 .56 1 .15 2 .14 N/A 31
( 3 .46 ) ( 3 .46 ) 151 4 .90 1 .89 0 .60 0 .60 20
18 .79 18 .79 216 5 .60 1 .89 0 .91 0 .91 18
( 2 .89 ) N/A 456 4 .94 1 .90 1 .20 N/A 49
( 2 .24 ) N/A 464 4 .05 1 .90 1 .43 N/A 101
3 .13 N/A 636 4 .33 1 .90 1 .55 N/A 31
( 2 .46 ) ( 2 .46 ) 1,900 3 .90 0 .89 2 .09 2 .09 20
19 .98 19 .98 2,838 4 .60 0 .89 2 .09 2 .09 18
( 1 .86 ) N/A 2,637 3 .94 0 .90 2 .28 N/A 49
( 1 .30 ) N/A 1,962 3 .05 0 .90 3 .40 N/A 101
4 .18 N/A 2,330 3 .32 0 .90 2 .58 N/A 31
49
Financial Highlights
(continued)
International Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 58.39 $ 0.16 $ (14.87) $ (14.71) $ (0.35) $ (1.26) $ (1.61) $ 42.07
2021 48.50 0.03 9.86 9.89 — — — 58.39
2020 44.68 0.03 3.91 3.94 (0.12) — (0.12) 48.50
2019 48.43 0.18 (2.10) (1.92) (0.47) (1.36) (1.83) 44.68
2018 43.68 0.09 4.70 4.79 (0.04) — (0.04) 48.43
Class
C
2022 54.72 (0.22) (13.86) (14.08) (0.32) (1.26) (1.58) 39.06
2021 45.79 (0.36) 9.29 8.93 — — — 54.72
2020 42.40 (0.28) 3.67 3.39 — — — 45.79
2019 45.96 (0.15) (1.94) (2.09) (0.11) (1.36) (1.47) 42.40
2018 41.72 (0.25) 4.49 4.24 — — — 45.96
Class
R6
2022 58.77 0.35 (15.02) (14.67) (0.35) (1.26) (1.61) 42.49
2021 48.65 0.20 9.92 10.12 — — — 58.77
2020 45.22 0.47 3.23 3.70 (0.27) — (0.27) 48.65
2019 48.99 0.33 (2.14) (1.81) (0.60) (1.36) (1.96) 45.22
2018 44.13 0.26 4.75 5.01 (0.15) — (0.15) 48.99
Class
I
2022 59.07 0.30 (15.09) (14.79) (0.35) (1.26) (1.61) 42.67
2021 48.94 0.17 9.96 10.13 — — — 59.07
2020 45.08 0.14 3.95 4.09 (0.23) — (0.23) 48.94
2019 48.89 0.29 (2.15) (1.86) (0.59) (1.36) (1.95) 45.08
2018 44.08 0.21 4.75 4.96 (0.15) — (0.15) 48.89
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended July 31, 2020.
See accompanying notes to financial statements.
50
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
NII (Loss)
Excluding
Payment from
Affiliates(c)
Portfolio
Turnover
Rate(d)
( 25 .76 ) % ( 25 .78 ) % $ 31,814 1 .06% 0 .32% 0 .30% 100%
20 .39 20 .39 51,352 1 .05 0 .05 0 .04 70
8 .82 8 .82 42,488 1 .13 0 .08 0 .07 47
( 3 .15 ) N/A 45,737 1 .13 0 .42 N/A 52
10 .98 N/A 55,476 1 .13 0 .19 N/A 81
( 26 .32 ) ( 26 .34 ) 3,542 1 .81 ( 0 .46 ) ( 0 .48 ) 100
19 .50 19 .50 7,768 1 .80 ( 0 .70 ) ( 0 .71 ) 70
8 .00 8 .00 9,356 1 .88 ( 0 .67 ) ( 0 .68 ) 47
( 3 .89 ) N/A 12,704 1 .88 ( 0 .37 ) N/A 52
10 .14 N/A 23,861 1 .88 ( 0 .54 ) N/A 81
( 25 .50 ) ( 25 .52 ) 1,871,692 0 .73 0 .70 0 .68 100
20 .80 20 .80 2,003,510 0 .71 0 .34 0 .33 70
8 .19 8 .19 404 0 .78 1 .08 1 .08 47
( 2 .83 ) N/A 22,529 0 .78 0 .75 N/A 52
11 .36 N/A 33,524 0 .79 0 .54 N/A 81
( 25 .59 ) ( 25 .61 ) 89,506 0 .81 0 .58 0 .56 100
20 .70 20 .70 272,461 0 .80 0 .30 0 .29 70
9 .08 9 .08 252,529 0 .88 0 .32 0 .31 47
( 2 .93 ) N/A 298,320 0 .88 0 .66 N/A 52
11 .25 N/A 377,051 0 .88 0 .44 N/A 81
51
Financial Highlights
(continued)
International Small Cap
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 26.57 $ 0.33 $ (4.94) $ (4.61) $ (0.53) $ (0.84) $ (1.37) $ 20.59
2021 19.80 0.25 6.77 7.02 (0.25) — (0.25) 26.57
2020 20.48 0.19 (0.42) (0.23) (0.45) — (0.45) 19.80
2019 20.17 0.34 0.02 0.36 (0.05) — (0.05) 20.48
2018(f) 20.00 0.23 (0.06) 0.17 — — — 20.17
Class
C
2022 26.28 0.05 (4.77) (4.72) (0.53) (0.84) (1.37) 20.19
2021 19.60 0.07 6.71 6.78 (0.10) — (0.10) 26.28
2020 20.28 0.04 (0.43) (0.39) (0.29) — (0.29) 19.60
2019 20.07 0.17 0.04 0.21 — — — 20.28
2018(f) 20.00 0.08 (0.01) 0.07 — — — 20.07
Class
R6
2022 26.62 0.31 (4.86) (4.55) (0.54) (0.84) (1.38) 20.69
2021 19.84 0.32 6.77 7.09 (0.31) — (0.31) 26.62
2020 20.50 0.25 (0.41) (0.16) (0.50) — (0.50) 19.84
2019 20.20 0.41 (0.01) 0.40 (0.10) — (0.10) 20.50
2018(f) 20.00 0.21 (0.01) 0.20 — — — 20.20
Class
I
2022 26.61 0.33 (4.89) (4.56) (0.54) (0.84) (1.38) 20.67
2021 19.83 0.31 6.77 7.08 (0.30) — (0.30) 26.61
2020 20.50 0.25 (0.42) (0.17) (0.50) — (0.50) 19.83
2019 20.20 0.42 (0.02) 0.40 (0.10) — (0.10) 20.50
2018(f) 20.00 0.24 (0.04) 0.20 — — — 20.20
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
For the period December 18, 2017 (commencement of operations) through July 31, 2018.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for periods prior to the fiscal year ended July 31, 2022.
See accompanying notes to financial statements.
52
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(18.19) % (18.19) % $ 2,299 1.51% 1.19% 1.44% 1.44% 61%
35.64 N/A 767 1.45 1.20 1.07 N/A 72
(1.35) N/A 459 1.64 1.20 0.97 N/A 43
1.83 N/A 471 1.73 1.20 1.72 N/A 26
0.85 N/A 234 4.49 (g) 1.20 (g) 1.82 (g) N/A(g) 44
(18.81) (18.81) 27 2.26 1.94 0.23 0.23 61
34.65 N/A 50 2.20 1.94 0.29 N/A 72
(2.07) N/A 25 2.39 1.94 0.22 N/A 43
1.05 N/A 25 2.49 1.95 0.88 N/A 26
0.35 N/A 25 5.12 (g) 1.95 (g) 0.63 (g) N/A(g) 44
(17.92) (17.92) 33,031 1.19 0.87 1.30 1.30 61
35.98 N/A 42,406 1.17 0.91 1.36 N/A 72
(1.01) N/A 31,637 1.35 0.90 1.26 N/A 43
2.07 N/A 32,539 1.45 0.92 2.11 N/A 26
1.00 N/A 2,076 4.19 (g) 0.94 (g) 1.64 (g) N/A(g) 44
(17.96) (17.96) 24,699 1.26 0.94 1.43 1.43 61
35.94 N/A 15,836 1.20 0.95 1.33 N/A 72
(1.07) N/A 11,401 1.39 0.95 1.24 N/A 43
2.07 N/A 10,649 1.48 0.95 2.14 N/A 26
1.00 N/A 5,135 4.47 (g) 0.95 (g) 1.89 (g) N/A(g) 44
Notes to Financial Statements
53
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), Nuveen
International Dividend Growth Fund (“International Dividend Growth”), Nuveen International Growth Fund (“International Growth”) and Nuveen
International Small Cap Fund (“International Small Cap”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period
The end of the reporting period for the Funds is July 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended July 31, 2022 (the "current fiscal period").
Fund Reorganization
During August 2022, the Funds’ Board of Trustees (the “Board”) approved the reorganization of the Nuveen International Growth Fund (the “Target
Fund”) into the TIAA-CREF International Opportunities Fund (the “Acquiring Fund”) (the “Reorganization”). In order for the Reorganization to occur, it must be approved by shareholders of the Target Fund.
If the Target Fund shareholders approve the Reorganization, the Target Fund will transfer its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. As of December 31, 2021, the Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds. Prior to December 31, 2021, the Adviser had entered into sub-advisory agreements with Santa Barbara Asset Management (“Santa Barbara”) and Winslow
Capital Management, LLC, (“Winslow”), each an affiliate of the Adviser.
Sub-Adviser and Fund Name Changes
Nuveen Global Dividend Growth Fund and Nuveen International Dividend Growth Fund
In August 2021, the Funds’ Board of Trustees (the “Board”) approved amended and restated sub-advisory agreements, effective on December 31,
2021, between the Adviser and NAM, pursuant to which NAM replaced Santa Barbara as each Fund’s sub-adviser. NAM and Santa Barbara are both affiliates of the Adviser and subsidiaries of Nuveen. The Funds’ portfolio management teams and investment strategies were not affected by these changes. In connection therewith, the Board also approved the following name changes, effective November 30, 2021:
• Nuveen Santa Barbara Global Dividend Growth Fund to Nuveen Global Dividend Growth Fund
• Nuveen Santa Barbara International Dividend Growth Fund to Nuveen International Dividend Growth Fund
Nuveen International Small Cap Fund
On September 20, 2021, the Board approved an amended and restated sub-advisory agreement, effective on December 1, 2021, between the
Adviser and NAM, pursuant to which NAM replaced Winslow as the Fund’s sub-adviser. NAM and Winslow are both affiliates of the Adviser and subsidiaries of Nuveen. The Fund’s portfolio management team and investment strategies were not affected by these changes. In connection therewith, the Board also approved that the Fund be renamed Nuveen International Small Cap Fund, effective December 1, 2021.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
54
Notes to Financial Statements
(continued)
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Funds’ investments in non-U.S. securities were as follows:
Global Dividend Growth Value
% of
Net Assets
Country:
United Kingdom $ 1,570,918 8.2%
Japan 1,310,359 6.9
France 963,131 5.1
Canada 901,937 4.7
Australia 502,975 2.6
Germany 502,209 2.6
Hong Kong 476,613 2.5
Total non-U.S. Securities $6,228,142 32.6%
55
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
International Dividend Growth Value
% of
Net Assets
Country:
United Kingdom $ 909,765 23.3%
Japan 628,624 16.1
Canada 440,681 11.3
France 409,571 10.5
Denmark 199,170 5.1
Hong Kong 198,866 5.1
Germany 170,844 4.4
Australia 162,027 4.1
Netherlands 149,579 3.8
Other 295,109 7.5
Total non-U.S. Securities $3,564,236 91.2%
International Growth Value
% of
Net Assets
Country:
United Kingdom $ 257,459,925 12.8%
Japan 199,326,692 9.9
Canada 197,006,069 9.9
France 191,030,218 9.6
Netherlands 96,927,392 4.9
Switzerland 89,837,978 4.5
China 86,229,717 4.3
Germany 86,048,805 4.3
India 84,449,983 4.2
Hong Kong 71,838,109 3.6
Other 427,100,075 21.5
Total non-U.S. Securities $1,787,254,963 89.5%
International Small Cap Value
% of
Net Assets
Country:
Japan $ 13,375,991 22.3%
United Kingdom 12,009,601 20.0
Canada 7,980,925 13.3
Australia 4,409,923 7.3
Netherlands 3,138,211 5.2
Switzerland 2,916,695 4.9
France 2,518,887 4.2
Norway 2,239,360 3.7
Germany 1,696,738 2.8
Other 7,305,681 12.2
Total non-U.S. Securities $57,592,012 95.9%
56
Notes to Financial Statements
(continued)
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1. 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
57
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the
Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or
2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
58
Notes to Financial Statements
(continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 12,339,774 $ 6,164,146
**
$ – $ 18,503,920
Short-Term Investments:
Repurchase Agreements – 590,175 – 590,175
Total
$ 12,339,774 $ 6,754,321 $ – $ 19,094,095
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 440,681 $ 3,384,881
**
$ – $ 3,825,562
Short-Term Investments:
Repurchase Agreements – 131,952 – 131,952
Total
$ 440,681 $ 3,516,833 $ – $ 3,957,514
International Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 310,799,979 $ 1,630,088,635
**
$ – $ 1,940,888,614
Investments Purchased with Collateral from Securities
Lending 4,575,640 – – 4,575,640
Short-Term Investments:
Repurchase Agreements – 17,659,487 – 17,659,487
Total
$ 315,375,619 $ 1,647,748,122 $ – $ 1,963,123,741
International Small Cap
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 11,768,067 $ 47,414,518
**
$ – $ 59,182,585
Short-Term Investments:
Repurchase Agreements – 1,093,333 – 1,093,333
Total
$ 11,768,067 $ 48,507,851 $ – $ 60,275,918
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Dividend Growth Fixed Income Clearing Corporation $590,175 $(602,007)
International Dividend Growth Fixed Income Clearing Corporation 131,952 (134,647)
International Growth Fixed Income Clearing Corporation 17,659,487 (18,012,723)
International Small Cap Fixed Income Clearing Corporation 1,093,333 (1,115,291)
59
Securities Lending
The Funds may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
International Growth Common Stock $4,478,303 $4,575,640
Fund
Purchases Sales
Global Dividend Growth
$ 3,422,596 $ 3,774,611
International Dividend Growth
886,609 1,652,751
International Growth
2,642,634,689 2,255,735,154
International Small Cap
56,933,390 39,912,621
60
Notes to Financial Statements
(continued)
instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/22
Year Ended
7/31/21
Global Dividend Growth Shares Amount Shares Amount
Shares sold:
Class A 61,906 $1,938,266 47,120 $1,420,304
Class A - automatic conversion of Class C Shares 110 3,719 2,752 87,122
Class A - automatic conversion of Class R3 Shares — — 4,952 164,001
Class C 779 24,009 2,865 84,817
Class R3
(1)
— — 362 10,314
Class I 37,838 1,158,123 31,365 942,392
Shares issued to shareholders due to reinvestment of distributions:
Class A 16,208 522,023 3,570 106,983
Class C 2,274 73,359 506 14,830
Class R3
(1)
— — 50 1,429
Class I 22,366 720,691 6,419 191,147
141,481 4,440,190 99,961 3,023,339
Shares redeemed:
Class A (28,538) (913,313) (55,385) (1,693,545)
Class C (15,268) (484,378) (30,154) (896,608)
Class C - automatic conversion to Class A Shares (111) (3,719) (2,761) (87,122)
Class R3
(1)
— — (2,662) (87,313)
Class R3 - automatic conversion to Class A Shares — — (4,965) (164,001)
Class I (67,426) (2,150,102) (115,603) (3,422,922)
(111,343) (3,551,512) (211,530) (6,351,511)
Net increase (decrease) 30,138 $888,678 (111,569) $(3,328,172)
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
7/31/22
Year Ended
7/31/21
International Dividend Growth Shares Amount Shares Amount
Shares sold:
Class A 17,019 $493,986 9,752 $262,793
Class A - automatic conversion of Class C Shares — — 2,471 69,400
Class C 869 25,000 543 15,700
Class I 7,953 220,606 885 23,971
Shares issued to shareholders due to reinvestment of distributions:
Class A 3,851 107,789 1,384 37,175
Class C 316 8,747 127 3,364
Class I 2,832 79,584 1,454 38,977
32,840 935,712 16,616 451,380
Shares redeemed:
Class A (18,587) (530,352) (14,844) (396,956)
Class C (2,977) (84,747) (9,188) (234,660)
Class C - automatic conversion to Class A Shares — — (2,500) (69,400)
Class R3
(1)
— — (2,500) (73,900)
Class I (37,072) (1,037,530) (10,826) (294,473)
(58,636) (1,652,629) (39,858) (1,069,389)
Net increase (decrease) (25,796) $(716,917) (23,242) $(618,009)
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
61
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Year Ended
7/31/22
Year Ended
7/31/21
International Growth Shares Amount Shares Amount
Shares sold:
Class A 95,692 $4,825,777 110,025 $6,110,312
Class A - automatic conversion of Class C Shares 274 10,919 209 11,933
Class A - automatic conversion of Class R3 Shares — — 6,921 408,523
Class C 2,520 125,621 16,667 872,636
Class R3
(1)
— — 1,558 82,610
Class R6 12,652,532 673,993,289 37,326,223 1,969,387,348
Class I 774,009 40,096,872 852,427 47,288,427
Shares issued to shareholders due to reinvestment of distributions:
Class A 20,818 1,102,267 — —
Class C 3,599 177,690 — —
Class R6 1,266,862 67,622,501 — —
Class I 70,245 3,767,941 — —
14,886,551 791,722,877 38,314,030 2,024,161,789
Shares redeemed:
Class A (239,988) (12,704,047) (113,794) (6,231,046)
Class C (57,105) (2,577,870) (78,814) (4,023,562)
Class C - automatic conversion to Class A Shares (295) (10,919) (222) (11,933)
Class R3
(1)
— — (7,252) (411,248)
Class R3 - automatic conversion to Class A Shares — — (7,031) (408,523)
Class R6 (3,960,198) (187,411,004) (3,244,040) (187,932,689)
Class I (3,359,020) (165,168,218) (1,400,022) (77,908,753)
(7,616,606) (367,872,058) (4,851,175) (276,927,754)
Net increase (decrease) 7,269,945 $423,850,819 33,462,855 $1,747,234,035
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
7/31/22
Year Ended
7/31/21
International Small Cap Shares Amount Shares Amount
Shares sold:
Class A 112,838 $2,621,979 5,527 $136,319
Class C 47 1,100 661 16,840
Class R6 2,831 66,293 5,674 130,701
Class I 1,474,082 36,167,963 239,564 6,043,369
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,640 65,548 247 5,620
Class C 38 941 — —
Class R6 1,339 33,363 358 8,172
Class I 71,834 1,788,055 7,173 163,463
1,665,649 40,745,242 259,204 6,504,484
Shares redeemed:
Class A (32,666) (733,364) (78) (1,726)
Class C (643) (12,217) — —
Class R6 (613) (12,458) (8,005) (195,100)
Class I (945,823) (20,491,146) (226,691) (5,507,121)
(979,745) (21,249,185) (234,774) (5,703,947)
Net increase (decrease) 685,904 $19,496,057 24,430 $800,537
62
Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, investments in passive foreign investment companies, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Dividend Growth
$ 13,775,555 $ 5,980,092 $ (661,552) $ 5,318,540
International Dividend Growth
3,157,902 1,118,954 (319,342) 799,612
International Growth
2,039,435,251 156,037,845 (232,349,355) (76,311,510)
International Small Cap
64,528,449 5,217,208 (9,469,739) (4,252,531)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Dividend Growth
$ — $ 458,102 $ 5,317,494 $ — $ (33,893) $ — $ 5,741,703
International Dividend
Growth
— 12,231 798,981 — — — 811,212
International Growth
20,121,811 — (76,520,581) (369,324,010) — (49,013) (425,771,793)
International Small Cap
— — (4,255,602) — (542,531) — (4,798,133)
7/31/22 7/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Global Dividend Growth
$ 324,530 $ 1,112,429 $ 341,979 $ —
International Dividend Growth
268,640 11,323 112,210 —
International Growth
63,355,703 11,835,770 — —
International Small Cap
2,234,956 1,836,907 660,902 —
Fund
Short-Term Long-Term Total
Global Dividend Growth
$ — $ — $ —
International Dividend Growth
— — —
International Growth
335,987,989 33,336,021 369,324,010
International Small Cap
— — —
Fund
Utilized
Global Dividend Growth
$ —
International Dividend Growth
160,362
International Growth
—
International Small Cap
—
63
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of July 31, 2022, the complex-level fee rate for each Fund was as follows:
Average Daily Net Assets
Global
Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small
Cap
For the first $125 million 0.5500% 0.5500% 0.5500% 0.7000%
For the next $125 million 0.5375 0.5375 0.5375 0.6875
For the next $250 million 0.5250 0.5250 0.5250 0.6750
For the next $500 million 0.5125 0.5125 0.5125 0.6625
For the next $1 billion 0.5000 0.5000 0.5000 0.6500
For the next $3 billion 0.4750 0.4750 0.4750 0.6250
For the next $2.5 billion 0.4500 0.4500 0.4500 0.6000
For the next $2.5 billion 0.4375 0.4375 0.4375 0.5875
For net assets over $10 billion 0.4250 0.4250 0.4250 0.5750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Global Dividend Growth
0.1562%
International Dividend Growth
0.1562%
International Growth
0.1606%
International Small Cap
0.1562%
64
Notes to Financial Statements
(continued)
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized as "Payment from affiliate" on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Nuveen Global Dividend Growth Fund 0.94% July 31, 2024 N/A
Nuveen International Dividend Growth Fund 0.94% July 31, 2024 N/A
Nuveen International Growth Fund 0.90% July 31, 2024 1.45%
Nuveen International Small Cap Fund 0.99% July 31, 2024 1.00%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
Global Dividend Growth
$ — $ — $ —
International Dividend Growth
— — —
International Growth
— 3,101,400 221,081
International Small Cap
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Global Dividend Growth
$ 8,378 $ 7,793
International Dividend Growth
4,095 3,838
International Growth
14,813 13,152
International Small Cap
950 859
65
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Certain funds advised by Teachers Advisors, LLC are deemed affiliated investments, may invest in the Funds. As of the end of the reporting period, the percentage of Fund shares owned by Nuveen, TIAA and/or other affiliates are as follows:
Fund
Commission
Advances
(Unaudited)
Global Dividend Growth
$ 3,518
International Dividend Growth
2,250
International Growth
1,294
International Small Cap
156
Fund
12b-1 Fees
Retained
(Unaudited)
Global Dividend Growth
$ 698
International Dividend Growth
451
International Growth
5,561
International Small Cap
373
Fund
CDSC
Retained
(Unaudited)
Global Dividend Growth
$ 943
International Dividend Growth
414
International Growth
1,088
International Small Cap
—
Global Dividend
Growth
International
Dividend Growth
International
Growth
International
Small Cap
Nuveen 7% 33% —% —%
TIAA — — —* 54
TIAA-CREF Lifecycle Retirement Income Fund — — 1 —
TIAA-CREF Lifecycle 2010 Fund — — 1 —
TIAA-CREF Lifecycle 2015 Fund — — 2 —
TIAA-CREF Lifecycle 2020 Fund — — 5 —
TIAA-CREF Lifecycle 2025 Fund — — 8 —
TIAA-CREF Lifecycle 2030 Fund — — 11 —
TIAA-CREF Lifecycle 2035 Fund — — 13 —
TIAA-CREF Lifecycle 2040 Fund — — 17 —
TIAA-CREF Lifecycle 2045 Fund — — 13 —
TIAA-CREF Lifecycle 2050 Fund — — 10 —
TIAA-CREF Lifecycle 2055 Fund — — 5 —
TIAA-CREF Lifecycle 2060 Fund — — 2 —
TIAA-CREF Lifecycle 2065 Fund — — —* —
TIAA-CREF Lifestyle Aggressive Growth Fund — — 1 —
TIAA-CREF Lifestyle Conservative Fund — — 1 —
TIAA-CREF Lifestyle Growth Fund — — 1 —
TIAA-CREF Lifestyle Income Fund — — —* —
TIAA-CREF Lifestyle Moderate Fund — — 1 —
TIAA-CREF Managed Allocation Fund — — 2 —
* Rounds to less than 1%
66
Notes to Financial Statements
(continued)
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
67
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
Global Dividend Growth $ 1,150,648
International Dividend Growth 11,323
International Growth 11,835,770
International Small Cap 1,836,907
Fund Percentage
Global Dividend Growth
69 .9%
International Dividend Growth
–
International Growth
1 .6
International Small Cap
–
Fund Percentage
Global Dividend Growth
100 .0%
International Dividend Growth
44 .5
International Growth
31 .0
International Small Cap
42 .0
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Global Dividend Growth
$ — $ — $ — $ —
International Dividend Growth
233,139 1.59798 10,859 0.07443
International Growth
21,361,052 0.45454 4,181,425 0.08898
International Small Cap
1,291,985 0.44483 174,424 0.06005
68
Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Glossary of Terms Used in this Report
(Unaudited)
69
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Lipper Global Equity Income Funds Classification Average:
Represents the average annualized total returns for all
reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Equity Income Funds Classification Average:
Represents the average annualized total returns for all
reporting funds in the Lipper International Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Multi-Cap Growth Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper International Multi-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges .
Lipper International Small/Mid-Cap Classification Average
:
Represents the average annualized returns for all reporting
funds in the Lipper International Small/Mid-Cap Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI ACWI ex USA Index (Net):
An index designed to measure the performance of large and mid-cap securities across 22 of 23 developed market countries, (excluding the U.S.) and 23 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large and mid-
cap securities across 21 of 23 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World ex USA Small Cap Index (Net):
An index designed to measure the performance of small cap securities across
22 of 23 developed market countries, excluding the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.
70
Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
71
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;
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Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022 (or for shorter periods available to the extent a Fund was not in existence during such periods). The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the
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advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers
(both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Global Dividend Growth Fund (the “Global Dividend Growth Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and the first quartile for the three- and five-year periods ended
December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended March 31, 2022. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and the second quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen International Dividend Growth Fund (the “International Dividend Growth Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its benchmark for the one-year period ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2021. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended
March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-
year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen International Growth Fund (the “International Growth Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2021 and the Fund ranked in the fourth quartile of its Performance Peer
Group for the one- and three-year periods ended December 31, 2021, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2021 and ranked in the third quartile of its Performance Peer Group for the five-year period ended December 31, 2021.
Further, the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer
Group for the one-, three- and five-year periods ended March 31, 2022. The Board considered the factors that impacted Fund performance and the steps management had taken to help address performance challenges. The Board noted that it would continue to monitor the Fund and evaluate proposals to enhance performance.
For Nuveen International Small Cap Fund (the “International Small Cap Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three-year periods ended December 31, 2021 and March 31, 2022, the Fund outperformed its benchmark for the one-year periods ended December 31, 2021 and March 31, 2022. In addition, the Fund ranked in the first quartile of its Performance Peer
Group for the one-year periods ended December 31, 2021 and March 31, 2022 and third quartile for the three-year periods ended December 31,
2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
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C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that each Fund had a net management fee and a net expense ratio that were below the respective peer averages. In addition, the Independent Board Members noted that the Global Dividend Growth Fund and the International
Dividend Growth Fund did not incur management fees after fee waivers and expense reimbursements for the last fiscal year.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board recognized that the Sub-Adviser was an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
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In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
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Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the temporary expense caps applicable to each of the Funds and the permanent expense caps applicable to the International
Growth Fund and the International Small Cap Fund. The Board recognized that such waivers and reimbursements applicable to the respective
Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued
reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted, however, that the Sub-Adviser reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions. In addition, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.
G. Subsequent Board Action
At a meeting held on August 3, 2022, the Board approved the reorganization of the International Growth Fund into TIAA-CREF International
Opportunities Fund, a series of TIAA-CREF Funds. Teachers Advisors, LLC, an affiliate of the Adviser and the Sub-Adviser, serves as investment adviser to TIAA-CREF International Opportunities Fund. In order for the reorganization to occur, it must be approved by the shareholders of the
International Growth Fund.
Liquidity Risk Management Program
(Unaudited)
77
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.
78
Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140
79
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140
80
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
140
81
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).
82
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
83
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-GDG-0722D 2399419-INV-Y-09/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

Mutual Funds
Nuveen Equity Funds
July 31, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Winslow Large-Cap Growth ESG Fund NWCAX NWCCX NWCFX NVLIX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations 8
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 13
Shareholder Meeting Report 14
Report of Independent Registered Public Accounting Firm 15
Portfolio of Investments 16
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Important Tax Information 32
Glossary of Terms Used in this Report 33
Annual Investment Management Agreement Approval Process 34
Liquidity Risk Management Program 41
Trustees and Officers 42

Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Persistently high inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-
19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal
Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating slower economic growth. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June,
July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to
3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 23, 2022

Important Notices

For Shareholders of
Nuveen Winslow Large-Cap Growth ESG Fund
Important Notice Regarding Fund Diversification Status
At a special meeting held on November 18, 2021, the Fund’s shareholders approved a change to the Fund’s diversification status from diversified to non-diversified in order to provide the Fund’s portfolio managers enhanced flexibility to implement the Fund’s investment strategy by potentially investing a greater portion of the Fund’s assets in certain constituents of the Fund’s benchmark index that had grown to represent more than 5% of the index and, at times, 25% or more of the index in the aggregate. As a result, the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Concentration of investments in a smaller number of issuers exposes the Fund to the risks associated with such issuers to a greater extent than a diversified fund.

Portfolio Managers’
Comments
Nuveen Winslow Large-Cap Growth ESG Fund
The Nuveen Winslow Large-Cap Growth ESG Fund features portfolio management by Winslow Capital Management, LLC (Winslow
Capital), an affiliate of Nuveen Fund Advisors, LLC, the Fund’s investment adviser. The Fund’s portfolio is managed by Justin H. Kelly,
CFA, Patrick M. Burton, CFA and Stephan C. Petersen.
Here the portfolio management team reviews economic and market conditions, key management strategies and the Fund’s performance for the twelve-month reporting period ended July 31, 2022. For more information on the Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month annual reporting period ended July
31, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in the first half of 2022. Overall, 2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for
COVID-19. However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected during the first half of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Interest rate, stock and bond price volatility increased as markets considered whether the Fed could cool inflation without putting the economy into a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies beginning in March of 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
Also, two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6% in the second quarter of 2022, according to the second estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. As of July 2022, the U.S. unemployment rate fell to 3.5%, its pre-pandemic low, and the economy has now recovered the 22 million jobs lost since the beginning of the pandemic.
The equity market appreciated in the first half of the reporting period; the S&P 500® Index returned 3.4%. The equity market's fourth quarter of 2021 was the strongest during the reporting period, but not the smoothest as inflation and monetary policy concerns drove a short, but intense bout of volatility mid-quarter. Investors were optimistic as the second half of the reporting period began, but uncertainty grew as inflation remained much more relevant than expected, energy prices spiked and most central banks accelerated plans to tighten monetary policy. Global and U.S. equity markets declined sharply during the second half of the reporting period. Over the twelve-month reporting period ended July 31, 2022, the MSCI EAFE Index returned -14.3% and the S&P
500® Index returned -4.6%.
Nuveen Winslow Large-Cap Growth ESG Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund seeks to provide long-term capital appreciation while exhibiting better ESG characteristics than the Russell 1000 Growth
Index. The Fund invests a substantial portion of its assets in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase, and emphasizes environmental, social and governance (ESG) characteristics within the security selection process. In assembling the Fund’s portfolio, Winslow Capital believes that investing in companies with above-average earnings growth potential and strong ESG characteristics provides the best opportunity for achieving superior portfolio returns over the long term. While these are key elements in the Winslow Capital investment process, assessing actual valuations relative to estimated earnings or the cash flow growth rate for an issue is also important in selecting a stock. The firm focuses on companies that can deliver attractive future annual earnings growth with rising return on invested capital and positive cash flow. Winslow
Capital employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, there is a drop in the ESG rank or the position size exceeds limits set by the sub-adviser.
As a fully-integrated element into the investment process, Winslow Capital evaluates each company’s performance, relative to sector and industry peers, against a set of ESG factors. Factors can include themes such as impact on or from climate change, human capital management, supply chain management, and corporate governance. Winslow Capital then determines which ESG factors may be material to a company’s future financial performance and generally seeks to own those companies identified as ESG leaders while avoiding those identified as ESG laggards.
During the reporting period, the high-growth stock leadership seen over the last five years began to wane. As the global economy declined over the past twelve months, many companies that grew quickly in recent years became poised for slower secular growth.
In response, the investment management team leveraged the volatility in the market and opportunistically increased holdings in attractively valued defensive growth companies, while reducing holdings in the higher growth companies, resulting in a portfolio that is better positioned for a slower growth environment.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s Class A Shares at NAV significantly underperformed the Russell 1000® Growth Index for the twelve-month reporting period ended July 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to
Russell 1000® Growth Index.
During the reporting period, the Fund’s underperformance was driven primarily by unfavorable stock selection in the information technology and consumer discretionary sectors. Information technology holding Apple Inc. was the largest individual stock to detract from relative performance. The Fund was underweight the position relative to the benchmark as the investment management team anticipated that the decrease in pandemic-related demand for Apple products and services would result in declining revenues, specifically in the services segment. Increased competition and a slowing economy in China were additional challenges for Apple’s revenue generation. As a result, the position in Apple was sold during the reporting period. However, Apple outperformed the Index return and the Fund’s average underweight over the reporting period detracted from relative performance.
Another notable individual stock that detracted from the Fund’s relative performance was energy storage technology company
Fluence Energy, Inc., which underperformed because of supply chain issues. The position was sold during the reporting period.
An underweight position and favorable stock selection in the communication services sector helped offset a modest amount of relative underperformance. Health care sector company UnitedHealth Group Inc. also contributed to relative performance. The stock benefited from increased employment driving higher membership levels. In addition, the market has favored the company’s domestic exposure and defensive growth characteristics. From an ESG perspective, United Health has robust programs to manage emerging public health risks and is involved in research to address potential gaps in health care delivery. The Fund continues to hold its position in UnitedHealth Group Inc. Additionally, electric vehicle holding Rivian Automotive benefited from a strong product line-
up and rapid adoption of electric vehicles. The position was sold during the reporting period because of its less attractive valuation relative to other investment ideas and concerns around near-term production targets.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations
Nuveen Winslow Large-Cap Growth ESG Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-
U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have been less than 10-years performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Winslow Large-Cap Growth ESG Fund
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Russell 1000
®
Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund oper-
ating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2024
(1.25% after July 31, 2024) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of the shareholders of the Fund.
Total Returns as of
July 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 5/15/09 (19.30)% 14.48% 14.59% 1.14% 0.90%
Class A Shares at maximum Offering Price 5/15/09 (23.94)% 13.13% 13.92% — —
Russell 1000® Growth Index — (11.93)% 16.30% 15.95% — —
Lipper Large-Cap Growth Funds Classification
Average — (18.29)% 13.13% 13.98% — —
Class C Shares 5/15/09 (19.90)% 13.62% 13.91% 1.88% 1.65%
Class I Shares 5/15/09 (19.10)% 14.77% 14.88% 0.88% 0.65%
Total Returns as of
July 31, 2022**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 3/25/13 (19.04)% 14.95% 14.77% 0.74% 0.51%

Growth of an Assumed $10,000 Investment as of July 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 100 .1%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Repurchase Agreements 0 .6%
Other Assets Less Liabilities (0.7)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 18.1%
IT Services 11.7%
Semiconductors &
Semiconductor Equipment 8.9%
Interactive Media & Services 6.1%
Hotels, Restaurants & Leisure 6.1%
Life Sciences Tools & Services 5.8%
Health Care Equipment &
Supplies 5.6%
Pharmaceuticals 4.3%
Textiles, Apparel & Luxury
Goods 4.1%
Capital Markets 4.0%
Internet & Direct Marketing
Retail 3.6%
Health Care Providers & Services 3.2%
Multiline Retail 2.9%
Food & Staples Retailing 2.9%
Machinery 2.5%
Other 10.3%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 0.6%
Other Assets Less Liabilities (0.7)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 11.1%
Visa Inc, Class A 3.9%
Amazon.com Inc 3.6%
Mastercard Inc, Class A 3.5%
ASML Holding NV 3.3%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Expense
Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2022.
The beginning of the period is February 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Winslow Large-Cap Growth ESG Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $848.40 $845.32 $849.35 $849.48
Expenses Incurred During the Period $4.17 $7.60 $3.16 $3.03
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.28 $1,016.56 $1,021.37 $1,021.52
Expenses Incurred During the Period $4.56 $8.30 $3.46 $3.31
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.91%, 1.66%, 0.69% and 0.66% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Shareholder Meeting Report
A special meeting of shareholders was held on September 9, 2021 for Nuveen Winslow Large-Cap Growth ESG Fund.  The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting shareholders were asked to approve a change to the Fund’s classification under the Investment Company Act of 1940, as amended (the “1940 Act”), from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment restriction. The meeting was subsequently adjourned to October 15, 2021 and additionally to November 18, 2021, respectively, in order to seek additional shareholder participation.
To approve a change to the Fund's classification under the Investment Company Act of 1940, as amended (the "1940 Act"), from "diversified" to "non-diversified" and to eliminate the Fund's related fundamental investment restriction.
For 6,680,725
Against 344,390
Abstain 476,379
Total 7,501,494

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Winslow
Large-Cap Growth ESG Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Nuveen Winslow Large-Cap Growth ESG Fund (one of the funds constituting Nuveen Investment Trust II, referred to hereafter as the "Fund") as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statement of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments July 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.1%
X 687,041,090 COMMON STOCKS - 100.1%
X 687,041,090
Auto Components - 1.0%
61,620 Aptiv PLC (2) $ 6,463,322
Capital Markets - 4.0%
28,790 Moody's Corp 8,932,098
95,250 Morgan Stanley 8,029,575
21,877 MSCI Inc 10,530,275
Total Capital Markets 27,491,948
Chemicals - 2.2%
50,912 Linde PLC 15,375,424
Containers & Packaging - 1.0%
93,929 Ball Corp 6,896,267
Diversified Consumer Services - 1.3%
94,380 Bright Horizons Family Solutions Inc (2) 8,840,575
Food & Staples Retailing - 2.9%
36,070 Costco Wholesale Corp 19,524,691
Health Care Equipment & Supplies - 5.6%
54,340 ABIOMED Inc (2) 15,922,163
19,120 IDEXX Laboratories Inc (2) 7,632,322
63,405 Intuitive Surgical Inc (2) 14,593,929
Total Health Care Equipment & Supplies 38,148,414
Health Care Providers & Services - 3.2%
40,813 UnitedHealth Group Inc 22,134,522
Health Care Technology - 1.3%
40,270 Veeva Systems Inc, Class A (2) 9,003,567
Hotels, Restaurants & Leisure - 6.1%
12,312 Chipotle Mexican Grill Inc (2) 19,258,677
99,660 Hilton Worldwide Holdings Inc 12,763,456
38,130 McDonald's Corp 10,042,298
Total Hotels, Restaurants & Leisure 42,064,431
Interactive Media & Services - 6.1%
187,340 Alphabet Inc, Class A (2) 21,791,389
174,180 Alphabet Inc, Class C (2) 20,316,355
Total Interactive Media & Services 42,107,744
Internet & Direct Marketing Retail - 3.6%
181,450 Amazon.com Inc (2) 24,486,677
IT Services - 11.7%
58,270 Accenture PLC, Class A 17,845,770
43,060 Gartner Inc (2) 11,431,569
67,556 Mastercard Inc, Class A 23,900,637
127,771 Visa Inc, Class A 27,101,507
Total IT Services 80,279,483

Shares Description (1) Value
Life Sciences Tools & Services - 5.8%
129,235 Agilent Technologies Inc $ 17,330,414
25,844 Bio-Techne Corp 9,957,176
51,490 IQVIA Holdings Inc (2) 12,371,502
Total Life Sciences Tools & Services 39,659,092
Machinery - 2.5%
34,900 Deere & Co 11,976,982
970,000 Proterra Inc (2),(3) 5,228,300
Total Machinery 17,205,282
Multiline Retail - 2.9%
121,350 Dollar Tree Inc (2) 20,066,436
Personal Products - 1.5%
37,875 Estee Lauder Cos Inc, Class A 10,343,662
Pharmaceuticals - 4.3%
142,200 AstraZeneca PLC, Sponsored ADR 9,417,906
109,455 Zoetis Inc 19,981,010
Total Pharmaceuticals 29,398,916
Real Estate Management & Development - 0.0%
23,100 Compass Inc, Class A (2),(3) 88,242
Road & Rail - 2.0%
428,700 CSX Corp 13,859,871
Semiconductors & Semiconductor Equipment - 8.9%
85,300 Advanced Micro Devices Inc (2) 8,058,291
82,510 Analog Devices Inc 14,188,420
40,023 ASML Holding NV 22,990,812
87,996 NVIDIA Corp 15,982,713
Total Semiconductors & Semiconductor Equipment 61,220,236
Software - 18.1%
16,921 Adobe Inc (2) 6,939,641
29,296 Atlassian Corp PLC, Class A (2) 6,132,239
44,584 Intuit Inc 20,337,883
271,042 Microsoft Corp 76,092,331
16,970 Palo Alto Networks Inc (2) 8,469,727
14,500 ServiceNow Inc (2) 6,476,570
Total Software 124,448,391

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
July 31, 2022
18
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 4.1%
39,940 Lululemon Athletica Inc (2) $ 12,401,769
135,156 NIKE Inc, Class B 15,532,128
Total Textiles, Apparel & Luxury Goods 27,933,897
Total Long-Term Investments (cost $479,659,173) 687,041,090
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  0.0%
X 100,732 MONEY MARKET FUNDS - 0.0%
X 100,732
100,732 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
2.300%(5) $ 100,732
Total Investments Purchased with Collateral from Securities Lending (cost $100,732) 100,732
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   0.6%
4,392,108 REPURCHASE AGREEMENTS - 0.6%
4,392,108
$ 4,392 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price
$4,392,273, collateralized by $4,452,400, U.S. Treasury
Notes, 2.625%, due 2/15/29, value $4,479,957
0.450% 8/01/22 $ 4,392,108
Total Short-Term Investments (cost $4,392,108) 4,392,108
Total Investments (cost $ 484,152,013 ) - 100 .7% 691,533,930
Other Assets Less Liabilities -   (0.7)% (5,090,385)
Net Assets - 100% $ 686,443,545
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $96,291.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
See accompanying notes to financial statements

Statement of Assets and Liabilities
July 31, 2022
See accompanying notes to financial statements.
19
Winslow Large-
Cap Growth ESG
Assets
Long-term investments, at value
†‡
$ 687,041,090
Investments purchased with collateral from securities lending, at value (cost approximates value) 100,732
Short-term investments, at value
◊
4,392,108
Receivable for dividends 265,202
Receivable for interest 165
Receivable for investments sold 1,107,912
Receivable for shares sold 501,630
Other assets 155,819
Total assets 693,564,658
Liabilities
Payable for collateral from securities lending 100,732
Payable for investments purchased - regular settlement 2,025,917
Payable for shares redeemed 4,126,019
Accrued expenses:
Management fees 302,908
Trustees fees 123,180
12b-1 distribution and service fees 46,794
Other 395,563
Total liabilities 7,121,113
Net assets $ 686,443,545
†
Long-term investments, cost $ 479,659,173
◊
Short-term investments, cost $ 4,392,108
‡ Includes securities loaned of $ 96,291
Winslow Large-
Cap Growth ESG
Class A Shares
Net Assets $ 174,142,336
Shares outstanding 3,923,983
Net asset value ("NAV") per share $ 44.38
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 47.09
Class C Shares
Net Assets $ 15,268,877
Shares outstanding 427,209
NAV and offering price per share $ 35.74
Class R6 Shares
Net Assets $ 76,592,440
Shares outstanding 1,596,292
NAV and offering price per share $ 47.98
Class I Shares
Net Assets $ 420,439,892
Shares outstanding 8,964,271
NAV and offering price per share $ 46.90
Fund level net assets consist of:
Capital paid-in $ 447,940,066
Total distributable earnings (loss) 238,503,479
Fund level net assets $ 686,443,545
Authorized shares - per class Unlimited
Par value per share $   0.01

Statement of Operations
July 31, 2022
See accompanying notes to financial statements.
20
Winslow Large-
Cap Growth ESG
Investment Income
Dividends $ 3,945,756
Interest 2,979
Securities lending income, net 2,528
Foreign tax withheld on dividend income (27,354)
Total Investment Income 3,923,909
Expenses
–
Management fees 5,185,321
12b-1 service fees - Class A Shares 427,242
12b-1 distribution and service fees - Class C Shares 210,717
Shareholder servicing agent fees 710,249
Interest expense 2,423
Custodian expenses 86,168
Trustees fees 17,444
Professional fees 106,150
Shareholder reporting expenses 338,420
Federal and state registration fees 93,727
Other 108,185
Total expenses before fee waiver/expense reimbursement 7,286,046
Fee waiver/expense reimbursement (1,438,149)
Net expenses 5,847,897
Net investment income (loss) (1,923,988)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 71,926,330
Change in net unrealized appreciation (depreciation) of investments (235,461,947)
Net realized and unrealized gain (loss) (163,535,617)
Net increase (decrease) in net assets from operations $ (165,459,605)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Winslow Large-Cap Growth ESG
Year Ended
7/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ (1,923,988) $ (1,886,753)
Net realized gain (loss) from investments 71,926,330 97,700,914
Net realized gain (loss) from in-kind redemptions – 220,559,162
Change in net unrealized appreciation (depreciation) of investments (235,461,947) (52,086,626)
Net increase (decrease) in net assets from operations (165,459,605) 264,286,697
Distributions to Shareholders
Dividends:
Class A Shares (17,762,454) (2,441,281)
Class C Shares (2,790,895) (625,700)
Class R3 Shares
(1)
— (56,634)
Class R6 Shares (10,346,530) (4,083,944)
Class I Shares (52,150,681) (42,333,883)
Decrease in net assets from distributions to shareholders (83,050,560) (49,541,442)
Fund Share Transactions
Fund reorganization — 198,087,663
Proceeds from sale of shares 198,519,427 184,810,396
Proceeds from shares issued to shareholders due to reinvestment of distributions 79,970,899 48,739,250
278,490,326 431,637,309
Cost of shares redeemed (226,877,543) (631,808,214)
Net increase (decrease) in net assets from Fund share transactions 51,612,783 (200,170,905)
Net increase (decrease) in net assets (196,897,382) 14,574,350
Net assets at the beginning of period 883,340,927 868,766,577
Net assets at the end of period $ 686,443,545 $ 883,340,927
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Winslow Large-Cap Growth ESG
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 60.52 $ (0.22) $ (10.03) $ (10.25) $ — $ (5.89) $ (5.89) $ 44.38
2021 46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
2020 39.94 (0.11) 10.46 10.35 — (3.51) (3.51) 46.78
2019 43.15 (0.08) 3.11 3.03 — (6.24) (6.24) 39.94
2018 40.73 (0.10) 9.57 9.47 — (7.05) (7.05) 43.15
Class
C
2022 50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
2021 39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
2020 34.50 (0.35) 8.87 8.52 — (3.51) (3.51) 39.51
2019 38.48 (0.32) 2.58 2.26 — (6.24) (6.24) 34.50
2018 37.27 (0.37) 8.63 8.26 — (7.05) (7.05) 38.48
Class
R6
2022 64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
2021 49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
2020 42.14 0.09 11.09 11.18 (0.11) (3.51) (3.62) 49.70
2019 45.00 0.09 3.31 3.40 (0.02) (6.24) (6.26) 42.14
2018 42.12 0.08 9.94 10.02 (0.09) (7.05) (7.14) 45.00
Class
I
2022 63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
2021 48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
2020 41.48 — 10.90 10.90 (0.03) (3.51) (3.54) 48.84
2019 44.47 0.02 3.25 3.27 (0.02) (6.24) (6.26) 41.48
2018 41.76 —(e) 9.85 9.85 (0.09) (7.05) (7.14) 44.47
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
(19.30) % $ 174,142 1.08% 0.90% (0.42) % 69%
36.98 180,291 1.14 0.91 (0.47) 67
27.68 35,663 1.20 0.98 (0.27) 59
10.59 20,564 1.16 0.98 (0.19) 70
25.97 17,709 1.18 0.98 (0.24) 56
(19.90) 15,269 1.83 1.65 (1.17) 69
35.92 24,604 1.89 1.66 (1.21) 67
26.72 7,154 1.95 1.73 (1.03) 59
9.78 3,256 1.90 1.73 (0.96) 70
25.01 1,460 1.93 1.73 (0.99) 56
(19.04) 76,592 0.74 0.56 (0.08) 69
37.52 109,867 0.76 0.54 (0.03) 67
28.27 92,220 0.74 0.52 0.22 59
11.07 97,922 0.74 0.57 0.21 70
26.50 81,125 0.75 0.55 0.18 56
(19.10) 420,440 0.83 0.65 (0.17) 69
37.30 568,579 0.90 0.69 (0.17) 67
28.02 733,217 0.95 0.73 —(e) 59
10.88 613,680 0.91 0.73 0.06 70
26.27 606,814 0.93 0.73 —(e) 56

Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap Growth ESG”)
(the “Fund”) as a non-diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
At a special meeting held on November 18, 2021, the Fund’s shareholders approved a change to the Fund’s diversification status from diversified to non-diversified in order to provide the Fund’s portfolio managers enhanced flexibility to implement the Fund’s investment strategy by potentially investing a greater portion of the Fund’s assets in certain constituents of the Fund’s benchmark index that had grown to represent more than 5% of the index and, at times, 25% or more of the index in the aggregate. As a result, the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Concentration of investments in a smaller number of issuers exposes the Fund to the risks associated with such issuers to a greater extent than a diversified fund.
Current Fiscal Period
The end of the reporting period for the Fund is July 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended
July 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Winslow Capital
Management, LLC, (“Sub-Adviser”), an affiliate of the Nuveen, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Fund Mergers
During May 2020, the Fund's Board of Trustees (the “Board”) approved the merger of Nuveen Large Cap Growth Fund (the “Target Fund”) into the
Fund (the “Acquiring Fund”) (the “Reorganization”). On September 28, 2020, shareholders of the Target Fund approved the Reorganization. The
Reorganization was effective at the close of business on December 4, 2020.
Upon the closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring
Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Target Fund was liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of its Target Fund became shareholders of the Acquiring Fund. Each Target Fund shareholder received shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which is equal to the aggregate NAV of the shares of the Target
Fund held immediately prior to the Reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled).
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Compensation
The Fund pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1. 2022. and there was no material impact to the Fund.

Notes to Financial Statements
(continued)
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 687,041,090 $ – $ – $ 687,041,090
Investments Purchased with Collateral from Securities
Lending 100,732 – – 100,732
Short-Term Investments:
Repurchase Agreements – 4,392,108 – 4,392,108
Total
$ 687,141,822 $ 4,392,108 $ – $ 691,533,930

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the "Agent").
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
* Refer to the Fund's Portfolio of Investments for industry classifications.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation $     4,392,108 $    (4,479,957)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Winslow Large-Cap Growth ESG Common Stock $96,291 $100,732
Fund
Purchases Sales
Winslow Large-Cap Growth ESG
$ 557,421,637 $ 584,416,656

Notes to Financial Statements
(continued)
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/22
Year Ended
7/31/21
Winslow Large-Cap Growth ESG Shares Amount Shares Amount
Shares issued in the Reorganization:
Class A — $— 2,346,665 $115,690,573
Class C — — 525,829 21,595,807
Class R3
(1)
— — — —
Class R6 — — 10,098 531,444
Class I — — 1,167,115 60,269,839
Shares sold:
Class A 1,298,715 61,721,857 482,762 24,823,977
Class A - automatic conversion of Class C Shares 618 26,842 3,040 160,914
Class A - automatic conversion of Class R3 Shares — — 13,373 723,327
Class C 78,497 3,544,301 78,582 3,386,724
Class R3
(1)
— — 8,255 398,748
Class R6 408,894 24,625,133 573,262 32,637,426
Class I 1,891,534 108,601,294 2,281,560 122,679,280
Shares issued to shareholders due to reinvestment of distributions:
Class A 292,400 17,169,728 36,914 1,823,166
Class C 56,478 2,683,835 15,205 625,700
Class R3
(1)
— — 1,214 56,634
Class R6 146,821 9,304,078 77,450 4,083,944
Class I 819,966 50,813,258 814,804 42,149,806
4,993,923 278,490,326 8,436,128 431,637,309
Shares redeemed:
Class A (646,616) (33,858,308) (666,216) (35,858,945)
Class C (197,458) (8,238,973) (306,594) (13,189,712)
Class C - automatic conversion to Class A Shares (766) (26,842) (3,659) (160,914)
Class R3
(1)
— — (6,844) (349,050)
Class R3 - automatic conversion to Class A Shares — — (14,180) (723,327)
Class R6 (655,368) (37,950,234) (820,228) (44,819,786)
Class I (2,701,478) (146,803,186) (10,323,128) (536,706,480)
(4,201,686) (226,877,543) (12,140,849) (631,808,214)
Net increase (decrease) 792,237 $51,612,783 (3,704,721) $(200,170,905)
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to tax equalization. Temporary and permanent differences have no impact on a
Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Winslow Large-Cap Growth ESG
$ 488,050,388 $ 233,260,168 $ (29,776,626) $ 203,483,542
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Winslow Large-Cap Growth
ESG
$ — $ 50,932,357 $ 203,483,542 $ — $ (15,912,420) $ — $ 238,503,479
7/31/22 7/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Winslow Large-Cap Growth ESG
$ 8,597,841 $ 74,452,719 $ — $ 49,541,442

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of July 31, 2022, the complex-level fee rate for the Fund was as follows:
The Adviser has contractually agreed to waive fees and/or reimburse expenses ("Expense Cap") so that total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2024 (1.25% after July 31, 2024), of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expense for the Class R6 Shares will be less than the expense limitation. The expense limitations expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Average Daily Net Assets
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000%
For the next $125 million 0.4875
For the next $250 million 0.4750
For the next $500 million 0.4625
For the next $1 billion 0.4500
For the next $3 billion 0.4250
For the next $2.5 billion 0.4000
For the next $2.5 billion 0.3875
For net assets over $10 billion 0.3750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Winslow Large-Cap Growth ESG
0 .1690%

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes (other than on-going leveraging for investment purposes.) Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Winslow Large-Cap Growth ESG
$ 153,873 $ 136,266
Fund
Commission
Advances
(Unaudited)
Winslow Large-Cap Growth ESG
$ 34,088
Fund
12b-1 Fees
Retained
(Unaudited)
Winslow Large-Cap Growth ESG
$ —
Fund
CDSC
Retained
(Unaudited)
Winslow Large-Cap Growth ESG
$ 4,692

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Winslow Large-Cap Growth ESG $ 79,740,904
Fund Percentage
Winslow Large-Cap Growth ESG
14 .0%
Fund Percentage
Winslow Large-Cap Growth ESG
16 .0%

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Lipper Large-Cap Growth Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Large-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000
®
Growth Index:
An index designed to measure the performance of the large-cap growth segment of the
U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940
Act”)) (the “Independent Board Members”), approved the renewal of the management agreement (the “Investment Management Agreement”) with
Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to the Fund and the sub-advisory agreement
(the “Sub-Advisory Agreement”) with Winslow Capital Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-
adviser to the Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and Sub-Advisory Agreement
on behalf of the Fund on an annual basis. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams;
compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreement and the Sub-Advisory
Agreement separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Fund.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the
Sub-Adviser and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Fund as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to the Fund are summarized below.
The Board noted that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended
December 31, 2021, the Fund outperformed its benchmark for the five-year period ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and the first quartile of its Performance Peer Group for the five-year period ended
March 31, 2022. The Board recognized that the Fund implemented a change to the Fund’s diversification status from diversified to non-diversified in
2021 and that the performance data would not reflect such change prior to such time. Based on its review, the Board was generally satisfied with the
Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.
The Independent Board Members noted that the Fund had a net management fee and a net expense ratio that were below the respective peer average.
Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board recognized that the Fund had an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.

The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and
2020), including the temporary and permanent expense caps applicable to the Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. Further, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund’s Board of Trustees (the “Board”) previously designated
Nuveen Fund Advisors, LLC, the Fund’s investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund’s portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-WINSL-0722P 2399417-INV-Y-09/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended July 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Dividend Growth Fund	26,950	8,000	0	0
Nuveen Global Dividend Growth Fund	21,950	0	3,014	0
Nuveen International Dividend Growth Fund	21,950	0	1,774	0
Nuveen International Small Cap Fund	21,950	0	2,594	0
Nuveen International Growth Fund	21,950	0	17,236	0
Nuveen Winslow Large-Cap Growth ESG Fund	21,950	0	4,480	0

Total	$136,700	$8,000	$29,099	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Growth Fund	0%	0%	0%	0%
Nuveen Global Dividend Growth Fund	0%	0%	0%	0%
Nuveen International Dividend Growth Fund	0%	0%	0%	0%
Nuveen International Small Cap Fund	0%	0%	0%	0%
Nuveen International Growth Fund	0%	0%	0%	0%
Nuveen Winslow Large-Cap Growth ESG Fund	0%	0%	0%	0%

July 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Dividend Growth Fund	38,085	0	2,500	0
Nuveen Emerging Markets Equity Fund[5]	19,450	0	0	0
Nuveen Global Dividend Growth Fund	19,460	0	0	0
Nuveen International Dividend Growth Fund	19,415	0	0	0
Nuveen Winslow International Large Cap Fund[6]	19,420	0	0	0
Nuveen International Small Cap Fund	19,560	0	0	0
Nuveen International Growth Fund	26,225	0	3,610	0
Nuveen Winslow Large-Cap Growth ESG Fund	21,810	6,500	2,500	0

Total	$183,425	$6,500	$8,610	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.
[5]	Fund liquidated on July 26, 2022.
[6]	Fund liquidated on October 6, 2021.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Growth Fund	0%	0%	0%	0%
Nuveen Emerging Markets Equity Fund	0%	0%	0%	0%
Nuveen Global Dividend Growth Fund	0%	0%	0%	0%
Nuveen International Dividend Growth Fund	0%	0%	0%	0%
Nuveen Winslow International Large Cap Fund	0%	0%	0%	0%
Nuveen International Small Cap Fund	0%	0%	0%	0%
Nuveen International Growth Fund	0%	0%	0%	0%
Nuveen Winslow Large-Cap Growth ESG Fund	0%	0%	0%	0%

Fiscal Year Ended July 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Dividend Growth Fund	0	0	0	0
Nuveen Global Dividend Growth Fund	3,014	0	0	3,014
Nuveen International Dividend Growth Fund	1,774	0	0	1,774
Nuveen International Small Cap Fund	2,594	0	0	2,594
Nuveen International Growth Fund	17,236	0	0	17,236
Nuveen Winslow Large-Cap Growth ESG Fund	4,480	0	0	4,480

Total	$29,099	$0	$0	$29,099

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Dividend Growth Fund	2,500	0	0	2,500
Nuveen Emerging Markets Equity Fund[1]	0	0	0	0
Nuveen Global Dividend Growth Fund	0	0	0	0
Nuveen International Dividend Growth Fund	0	0	0	0
Nuveen Winslow International Large Cap Fund[2]	0	0	0	0
Nuveen International Small Cap Fund	0	0	0	0
Nuveen International Growth Fund	3,610	0	0	3,610
Nuveen Winslow Large-Cap Growth ESG Fund	2,500	0	0	2,500

Total	$8,610	$0	$0	$8,610

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

[1]	Fund liquidated on July 26, 2022.
[2]	Fund liquidated on October 6, 2021.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: October 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: October 7, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: October 7, 2022